                    Texas Commerce Bank National Association


                                  AVESTA Trust


                                  ANNUAL REPORT


                                December 31, 1997








                                     Trustee
             -------------------------------------------------------
                    Texas Commerce Bank National Association
                                    712 Main
                              Houston, Texas 77002


         Legal Counsel                       Independent Accountants
------------------------------     -----------------------------------------
  Simpson Thacher & Bartlett                 Price Waterhouse, LLP
     425 Lexington Avenue                 1201 Louisiana, Suite 2900
   New York, New York 10017                  Houston, Texas 77002


                                  AVESTA Trust
             -------------------------------------------------------
                                    7-TCT-37
                                  P.O. Box 1555
                           Houston, Texas 77251 - 1555



This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                INDEX TO FUND FINANCIAL STATEMENTS AND SCHEDULES
                -------------------------------------------------

                                                                   Page ref.

Equity Growth Fund (1)                                                 1-7
Equity Income Fund (1)                                                8-15
Balanced Fund (1)                                                    16-25
Income Fund (1)                                                      26-31
Core Equity Fund (2)                                                 32-39
Small Capitalization Fund (2)                                        40-48
Short-Intermediate Term U.S. Government Securities Fund (2)          49-54
U.S. Government Securities Fund (2)                                  55-59
Intermediate Term Bond Fund (3)                                      60-66
Money Market Fund (1)                                                67-73
Notes to Financial Statements                                        74-78
Report of Independent Accountants                                     79
Unitholder Meeting Results                                           80-88

(1) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1997, Statements of Operations for the year ended December 31, 1997, Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996, and Financial Highlights for each of the five years ended December 31, 1997.

(2) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1997, Statements of Operations for the year ended December 31, 1997, Statement of Changes in Net Assets for the year ended December 31, 1997 and 1996, and Financial Highlights for the four years ended December 31, 1997, and for the period from April 1, 1993 (inception) through December 31, 1993.

(3) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1997, Statements of Operations for the year ended December 31, 1997, Statement of Changes in Net Assets for the year ended December 31, 1997 and 1996, and Financial Highlights for the three years ended December 31, 1997, and for the period from October 3, 1994 (inception) through December 31, 1994.

Short-Intermediate Term U.S. Government Securities Fund

--------------------------------------------------------------------------------
Average Annual Total Return*   1 Year      3 Years      Since Inception
                                                        April 1, 1993
                               ------------------------------------------------

Period ended 12/31/97          6.30%       6.93%        4.61%
-------------------------------------------------------------------------------

The Short-Intermediate Term U.S. Government Securities Fund's objective (the "Fund") is to provide as high a level of current income as is consistent with preservation of capital. The Fund invests primarily in U.S. government securities and related repurchase agreements. "U.S. Government Securities" include debt securities issued by the Treasury that are direct obligations of the United States government. These securities are backed by the full faith and credit of U.S. or it's agencies or instrumentalities. These securities are not direct obligations of the Treasury. As a matter of operating policy, the Fund maintains a dollar-weighted average maturity, under normal market conditions, of two to five years measured at the time of investment. The Fund maintained its maturity structure between 2.5 years and 2.7 years throughout the full year 1997. During the year, over 75% of the Fund's assets were invested in Treasury and U.S. government agency securities. At December 31, 1997 the average maturity of the Fund's portfolio securities was 2.7 years.

The Short-Intermediate Term U.S. Government Securities Fund's average annual total return* from inception on April 1, 1993 through December 31, 1997 was 4.61%. For the full year 1997, the Fund returned 6.30%. The return on the Lehman Brothers 1 - 3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index was 6.65% and 7.87%, respectively, for 1997.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1997, as well as the performance of the Lehman Brothers 1-3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index over the same period. Past performance is not predictive of future performance.

                            [LINE GRAPH APPEARS HERE]



                    Short-Intermediate          Lehman Brothers        Lehman Brothers 1-3 Year
                        U.S. Govt.              Govt. Bond Index          Government Index
1Q                       $10,000                    $10,000                   $10,000
2Q 93                    $10,086                    $10,289                   $10,112
3Q                       $10,249                    $10,623                   $10,251
4Q                       $10,243                    $10,587                   $10,317
1Q                       $10,104                    $10,269                   $10,265
2Q 94                    $10,080                    $10,151                   $10,266
3Q                       $10,151                    $10,194                   $10,369
4Q                       $10,135                    $10,230                   $10,368
1Q                       $10,486                    $10,712                   $10,712
2Q 95                    $10,913                    $11,376                   $11,051
3Q                       $11,031                    $11,577                   $11,217
4Q                       $11,352                    $12,106                   $11,492
1Q                       $11,250                    $11,832                   $11,536
2Q 96                    $11,314                    $11,888                   $11,658
3Q                       $11,459                    $12,089                   $11,853
4Q                       $11,656                    $12,441                   $12,078
1Q                       $11,680                    $12,340                   $12,156
2Q 97                    $11,930                    $12,768                   $12,426
3Q                       $12,200                    $13,196                   $12,670
4Q                       $12,390                    $13,634                   $12,881

The Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.99 years. The Lehman Brothers 1-3 Year Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and three years.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses.

Intermediate Term Bond Fund

--------------------------------------------------------------------------------
Average Annual Total Return*    1 Year      Since Inception October 3, 1994
                                ------------------------------------------------

Period ended 12/31/97           7.26%       7.76%
--------------------------------------------------------------------------------

The Intermediate Term Bond Fund's objective is current income, with consideration given to stability of principal. Primary investment emphasis is on intermediate term, investment grade fixed-income securities. The Fund maintains a dollar weighted average portfolio maturity ranging from three to ten years. Under normal market conditions, at least 65% of the Intermediate Term Bond Fund's total assets will be invested in bonds, notes, or debentures issued by domestic or foreign corporations, U.S. government securities and debt obligations collateralized by U.S. government securities. During the first quarter of the year, interest rates increased somewhat and the yield on five-year U.S. Treasury bonds increased approximately 50 basis points, lessening the value of the securities in the Fund's portfolio. As rates dropped during the second quarter, the Adviser structured the Fund's portfolio more aggressively than its benchmark Index.

The AVESTA Intermediate Term Bond Fund had average annual total return* from inception on October 3, 1994 through December 31, 1997 of 7.76%. For the full year 1997, the Fund returned 7.26%. The return of the Lehman Brothers Government/ Corporate Bond Index was 9.76% over the same period.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1997, as well as the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index for the same time period. Past performance is not predictive of future returns.

                            [LINE GRAPH APPEARS HERE]


                   Intermediate Term              Lehman Brothers Int.
                       Bond Fund                 Govt./Corp. Bond Index
3Q                     $10,000                          $10,000
4Q 94                   $9,992                           $9,989
1Q                     $10,441                          $10,426
2Q 95                  $11,066                          $10,947
3Q                     $11,215                          $11,127
4Q                     $11,670                          $11,518
1Q                     $11,418                          $11,422
2Q 96                  $11,444                          $11,494
3Q                     $11,599                          $11,698
4Q                     $11,887                          $11,985
1Q                     $11,805                          $11,971
2Q 97                  $12,130                          $12,324
3Q                     $12,460                          $12,657
4Q                     $12,749                          $12,928


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

*Total return for the AVESTA Intermediate Term Bond Fund is net of expenses and fees and reflect reimbursement of certain expenses.

Income Fund


----------------------------------------------------------------------------
Average Annual Total Return*  1 Year   3 Years  5 Years    Since Inception
                                                           April 4, 1988
                              ----------------------------------------------
Period ended 12/31/97
                              8.73%    9.46%    6.66%      7.47%
----------------------------------------------------------------------------

The Income Fund's (the "Fund") objective is to invest in securities that earn a high level of current income with consideration also given to safety of principal. As a matter of operating policy, the fixed-income securities purchased by the Fund normally have a maturity in excess of one year. Throughout 1997, the Fund's average maturity fluctuated between 9.1 years and 10.0 years. Interest rates rose somewhat during the first quarter of the year as the Federal Reserve tightened short-term interest rates and the Fund's maturity structure was defensive. However, the Adviser moved the Fund to a more market-neutral position amid some signs of stabilization of the interest rate environment in the second quarter, and remained in that stance for the balance of the year.

The Income Fund's total return* for 1997 was 8.73%, compared to 9.76% for the Lehman Brothers Government/Corporate Bond Index.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1997, as well as the performance of the Lehman Brothers Government/Corporate Bond Index over the same period. Past performance is not predictive of future performance.


                            [LINE GRAPH APPEARS HERE]


                                      Lehman Brothers
             Income Fund          Govt./Corp. Bond Index

1Q             $10,000                  $10,000
2Q 88           10,198                   10,099
3Q              10,330                   10,288
4Q              10,390                   10,387
1Q              10,491                   10,500
2Q 89           11,156                   11,345
3Q              11,126                   11,451
4Q              11,468                   11,864
1Q              11,296                   11,729
2Q 90           11,646                   12,152
3Q              11,680                   12,225
4Q              12,225                   12,848
1Q              12,388                   13,194
2Q 91           12,484                   13,394
3Q              13,194                   14,165
4Q              13,904                   14,920
1Q              13,543                   14,696
2Q 92           14,057                   15,292
3Q              14,688                   16,039
4Q              14,617                   16,051
1Q              15,344                   16,798
2Q 93           15,707                   17,303
3Q              16,199                   17,877
4Q              16,106                   17,826
1Q              15,563                   17,265
2Q 94           15,261                   17,052
3Q              15,329                   17,137
4Q              15,387                   17,200
1Q              15,807                   18,057
2Q 95           16,661                   19,228
3Q              16,986                   19,596
4Q              17,898                   20,509
1Q              17,408                   20,029
2Q 96           17,529                   20,123
3Q              17,754                   20,479
4Q              18,239                   21,105
1Q              18,036                   20,923
2Q 97           18,661                   21,684
3Q              19,300                   22,444
4Q              19,831                   23,164


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

* Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and waivers of certain fees.

U.S. Government Securities Fund

-----------------------------------------------------------------------------
Average Annual Total Return*         1 Year     3 Years     Since Inception
                                                            April 1, 1993
                                     ----------------------------------------
Period ended 12/31/97
                                     9.55%      11.83%      7.31%
-----------------------------------------------------------------------------

The U.S. Government Securities Fund's (the "Fund") objective is to provide current income with an emphasis on capital preservation. The Fund invests primarily in U.S. government securities and related repurchase agreements. The average maturity ranged from 9 years to 22.9 years during the full year 1997. Substantially all of the assets of the Fund were invested in U.S. government and government agency securities throughout 1997. The Fund invests primarily in long-term Treasury securities and is structured to remain relatively fully invested. The Fund's performance roughly paralleled the course of long-term bond prices during the year.

The U.S. Government Securities Fund's average total return* from inception on April 1, 1993 through December 31, 1997 was 7.31%. For the full year 1997, the Fund returned 9.55%. The total return of the Lehman Brothers Government Long-Term Bond Index was 15.12% for 1997.

The following graph illustrates total return based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1997, as well as the performance of the Lehman Brothers Government Long-Term Bond Index over the same period. Past performance is not predictive of future performance.


                            [LINE GRAPH APPEARS HERE]


                   U.S Government      Lehman Brothers Govt.
                   Securities Fund     Long-Term Bond Index

1Q                   $10,000               $10,000
2Q 93                 10,535                10,289
3Q                    11,051                10,623
4Q                    10,912                10,587
1Q                    10,266                10,269
2Q 94                  9,997                10,151
3Q                     9,821                10,194
4Q                     9,997                10,230
1Q                    10,647                10,712
2Q 95                 11,749                11,376
3Q                    11,977                11,577
4Q                    13,008                12,106
1Q                    12,124                11,832
2Q 96                 12,152                11,888
3Q                    12,275                12,089
4Q                    12,814                12,441
1Q                    12,355                12,340
2Q 97                 13,014                12,768
3Q                    13,596                13,196
4Q                    14,037                13,634


The Lehman Brothers Government Long-Term Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of ten years or greater. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

* Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and waivers of certain fees.

Balanced Fund

--------------------------------------------------------------------------------
Average Annual Total Return*   1 Year    3 Years    5 Years    Since Inception
                                                               April 4, 1988
                               -------------------------------------------------
Period ended 12/31/97
                               23.67%    19.46%     12.05%     11.64%
--------------------------------------------------------------------------------

The Balanced Fund's (the "Fund") objective is to provide a balance of current income and growth of capital. Investment emphasis is on common stocks and fixed-income securities. At the beginning of 1997, the Fund was invested to achieve a ratio of 50% equity investments and 50% fixed-income investments. Within the equity portion of the portfolio, positions in large-capitalization stocks were the outstanding performers. These large-cap leaders include The Walt Disney Company, General Electric, Microsoft and Coca-Cola. Within the Fund's fixed-income sector, the Adviser positioned the Fund defensively in the first quarter when interest rates began to climb somewhat. The Fund's duration and maturity were moved into a market-neutral posture mid-year amid signs of stabilization, and remained in that mode for the balance of the year.

The Balanced Fund's total return* for 1997 was 23.67%, compared to a return for the Lehman Brothers Government/Corporate Bond Index of 9.76% and the Standard & Poor's 500 Stock Index of 33.38%, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1997, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.

                            [LINE GRAPH APPEARS HERE]

                      Balanced           Lehman Bros               S&P 500
                        Fund           Govt./Corp. Index         Stock Index
                      --------         -----------------         -----------
1Q                    $10,000              $10,000                 $10,000
2Q 88                 $10,429              $10,099                 $10,666
3Q                    $10,409              $10,288                 $10,702
4Q                    $10,571              $10,387                 $11,033
1Q                    $11,148              $10,500                 $11,815
2Q 89                 $11,990              $11,345                 $12,858
3Q                    $12,440              $11,451                 $14,235
4Q                    $12,500              $11,864                 $14,528
1Q                    $12,240              $11,729                 $14,091
2Q 90                 $12,765              $12,152                 $14,978
3Q                    $12,079              $12,225                 $12,919
4Q                    $12,688              $12,848                 $14,077
1Q                    $14,169              $13,194                 $16,122
2Q 91                 $13,778              $13,394                 $16,085
3Q                    $14,636              $14,165                 $16,945
4Q                    $15,729              $14,920                 $18,366
1Q                    $15,263              $14,696                 $17,902
2Q 92                 $15,306              $15,292                 $18,243
3Q                    $15,904              $16,039                 $18,818
4Q                    $16,565              $16,051                 $19,765
1Q                    $17,034              $16,798                 $20,628
2Q 93                 $17,144              $17,303                 $20,729
3Q                    $17,487              $17,877                 $21,264
4Q                    $17,560              $17,826                 $21,757
1Q                    $16,976              $17,265                 $20,932
2Q 94                 $16,724              $17,052                 $21,020
3Q                    $17,186              $17,137                 $22,048
4Q                    $17,162              $17,200                 $22,045
1Q                    $18,211              $18,057                 $24,191
2Q 95                 $19,560              $19,228                 $26,501
3Q                    $20,477              $19,596                 $28,607
4Q                    $21,253              $20,509                 $30,329
1Q                    $21,541              $20,029                 $31,957
2Q 96                 $22,076              $20,123                 $33,391
3Q                    $22,484              $20,479                 $34,423
4Q                    $23,657              $21,105                 $37,292
1Q                    $24,016              $20,923                 $38,292
2Q 97                 $26,928              $21,684                 $44,977
3Q                    $28,638              $22,444                 $48,346
4Q                    $29,258              $23,164                 $49,735

The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses.

Equity Income Fund

--------------------------------------------------------------------------------
Average Annual Total Return*   1 Year    3 Years    5 Years    Since Inception
                                                               April 4, 1988
                               -------------------------------------------------
Period ended 12/31/97
                               31.05%    27.35%     17.52%     14.35%
--------------------------------------------------------------------------------

The Equity Income Fund's objective is to invest in securities that provide both capital appreciation as well as current income. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. The top three performance sectors for the Equity Income Fund for the year were financial services, technology, and healthcare. The Fund's philosophy continues to favor the combination of higher yielding stocks with attractive valuations and superior earnings growth potential. Individual stock leaders included AT&T, Eli Lilly & Co., Travelers Corporation, Bristol-Myers Squibb, and Bank of New York. Changes in the portfolio holdings included increasing the Fund's exposure to the consumer sector to a level more comparable to that of the S&P 500.

The Equity Income Fund's total return* for 1997 was 31.05%, compared to the return of the Standard & Poor's 500 Stock Index of 33.38%.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1997, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.

                            [LINE GRAPH APPEARS HERE]

                       Equity                 S&P 500
                     Income Fund            Stock Index
                     -----------            ------------
1Q                     $10,000                $10,000
2Q 88                  $10,440                $10,666
3Q                     $10,599                $10,702
4Q                     $10,919                $11,033
1Q                     $11,556                $11,815
2Q 89                  $12,433                $12,858
3Q                     $13,689                $14,235
4Q                     $13,376                $14,528
1Q                     $12,884                $14,091
2Q 90                  $13,261                $14,978
3Q                     $11,812                $12,919
4Q                     $12,788                $14,077
1Q                     $13,938                $16,122
2Q 91                  $14,018                $16,085
3Q                     $14,799                $16,945
4Q                     $15,613                $18,366
1Q                     $15,127                $17,902
2Q 92                  $15,373                $18,243
3Q                     $15,680                $18,818
4Q                     $16,490                $19,765
1Q                     $17,574                $20,628
2Q 93                  $17,844                $20,729
3Q                     $18,684                $21,264
4Q                     $18,525                $21,757
1Q                     $17,823                $20,932
2Q 94                  $17,697                $21,020
3Q                     $17,954                $22,048
4Q                     $17,900                $22,045
1Q                     $19,400                $24,191
2Q 95                  $20,868                $26,501
3Q                     $22,766                $28,607
4Q                     $23,936                $30,329
1Q                     $25,065                $31,957
2Q 96                  $25,751                $33,391
3Q                     $26,421                $34,423
4Q                     $28,212                $37,292
1Q                     $28,983                $38,292
2Q 97                  $33,922                $44,977
3Q                     $35,982                $48,346
4Q                     $36,972                $49,735

The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses.

Core Equity Fund

--------------------------------------------------------------------------------
Average Annual Total Return*   1 Year    3 Years   Since Inception
                                                   April 1, 1993
                               -------------------------------------------------
Period ended 12/31/97
                               33.33%    27.06%    17.20%
--------------------------------------------------------------------------------

The Core Equity Fund's (the "Fund") objective is to maximize total investment return through emphasis on long-term capital appreciation and current income consistent with reasonable risk. The Fund pursues its objective by investing at least 70% of its total assets in equity-based securities. The Fund reflected the performance of the Standard & Poor's 500 Stock Index during the first half of the year as a result of its strategy of remaining full invested in the market and diversified among the Standard & Poor's 500 Stock Index. During the second half, the Fund's Adviser increased its holdings in large capitalization companies such as Warner-Lambert, H.J. Heinz and Campbell Soup as well as positions in other large capitalization companies.

The Core Equity Fund's average annual total return* from inception on April 1, 1993 through December 31, 1997 was 17.20%. For the full year 1997, the Fund returned 33.33%, compared to the return of the Standard & Poor's 500 Stock Index of 33.38%.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1997, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.


                            [LINE GRAPH APPEARS HERE]

   Date                 Core Equity Fund            S&P 500 Stock Index
   ----                 ----------------            -------------------
   1Q                     $10,000                       $10,000
   2Q 93                  $10,007                       $10,049
   3Q                     $10,553                       $10,308
   4Q                     $10,796                       $10,547
   1Q                     $10,197                       $10,147
   2Q 94                  $10,099                       $10,190
   3Q                     $10,571                       $10,688
   4Q                     $10,362                       $10,687
   1Q                     $11,037                       $11,727
   2Q 95                  $11,632                       $12,847
   3Q                     $12,494                       $13,868
   4Q                     $13,007                       $14,702
   1Q                     $13,753                       $15,492
   2Q 96                  $14,315                       $16,187
   3Q                     $14,543                       $16,687
   4Q                     $15,939                       $18,078
   1Q                     $16,328                       $18,563
   2Q 97                  $19,132                       $21,804
   3Q                     $20,672                       $23,437
   4Q                     $21,251                       $24,110


The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses.

Equity Growth Fund


--------------------------------------------------------------------------------
Average Annual Total Return*   1 Year   3 Years   5 Years   Since Inception
                                                            April 4, 1988
                               -------------------------------------------------
Period ended 12/31/97
                               37.20%   27.65%    16.13%    14.78%
--------------------------------------------------------------------------------

The Equity Growth Fund's (the "Fund") objective is capital appreciation. Current income is a secondary objective. Primary emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Throughout 1997, growth stocks outperformed the value sector. During the first half of 1997, the Fund's performance was enhanced by a mix of large and mid-capitalization common stocks. The Fund's Adviser continued steps towards a broader portfolio, representative of a large and mid-capitalization growth style. During the second half of the year, the Fund continued to be positioned in a manner that reflects its growth objective at approximately 2/3 growth stocks and 1/3 cyclical stocks. With the Fund's focus on valuation and growing earnings, the Adviser continues to find opportunities in growth stocks.

The Equity Growth Fund's total return* for 1997 was 37.20%, compared to the Standard & Poor's 500 Stock Index return of 33.38% and the S&P/Barra Growth Index return of 36.53%.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1997, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.

                            [LINE GRAPH APPEARS HERE]


    Date         Equity Growth Fund     S&P 500 Index       Barra Growth Index
   -----         ------------------     -------------       ------------------
   1Q                 $10,000             $10,000                $10,000
   2Q 88              $10,545             $10,666                $10,611
   3Q                 $10,282             $10,702                $10,605
   4Q                 $10,458             $10,033                $10,904
   1Q                 $11,492             $11,815                $11,611
   2Q 89              $12,512             $12,858                $12,672
   3Q                 $13,219             $14,235                $14,300
   4Q                 $13,149             $14,528                $14,872
   1Q                 $13,045             $14,091                $14,393
   2Q 90              $14,578             $14,978                $15,815
   3Q                 $12,314             $12,919                $13,530
   4Q                 $12,958             $14,077                $14,902
   1Q                 $15,513             $16,122                $17,357
   2Q 91              $14,701             $16,085                $17,227
   3Q                 $15,572             $16,945                $18,323
   4Q                 $17,064             $18,366                $20,620
   1Q                 $16,654             $17,902                $19,549
   2Q 92              $16,146             $18,243                $19,499
   3Q                 $16,734             $18,818                $20,381
   4Q                 $18,162             $19,765                $21,665
   1Q                 $18,293             $20,628                $21,557
   2Q 93              $18,173             $20,729                $21,114
   3Q                 $18,374             $21,264                $21,106
   4Q                 $18,613             $21,757                $22,028
   1Q                 $17,986             $20,932                $21,077
   2Q 94              $17,774             $21,020                $21,059
   3Q                 $18,588             $22,048                $22,564
   4Q                 $18,445             $22,045                $22,718
   1Q                 $19,726             $24,191                $24,949
   2Q 95              $21,369             $26,501                $27,528
   3Q                 $22,719             $28,607                $29,713
   4Q                 $23,201             $30,329                $31,381
   1Q                 $24,468             $31,957                $32,739
   2Q 96              $25,559             $33,391                $35,033
   3Q                 $26,059             $34,423                $36,267
   4Q                 $27,962             $37,292                $38,902
   1Q                 $28,886             $38,292                $40,291
   2Q 97              $34,702             $44,977                $48,463
   3Q                 $37,572             $48,346                $51,309
   4Q                 $38,362             $49,735                $53,112

The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested. The S&P/Barrra Growth Index covers approximately one-half of the stocks in the S&P 500, based on their price-to-book ratios.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses.

Small Capitalization Fund


--------------------------------------------------------------------------------
Average Annual Total Return*  1 Year   3 Years   Since Inception
                                                 April 1, 1993
                              --------------------------------------------------
Period ended 12/31/97         24.08%   28.66%    17.81%
--------------------------------------------------------------------------------

The Small Capitalization Fund's (the "Fund") objective is capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration. The Fund invests primarily in common stocks of U.S. companies having stock market capitalizations of $100 million to $1 billion at time of purchase. The Fund tries to identify smaller, rapidly growing companies in growth sectors of the economy. These smaller capitalization companies may be more volatile than larger capitalization companies. Small capitalization equities delivered weak performance in the first quarter, reflecting the market's concern after the Federal Reserve raised short-term interest rates in March. However, strong second and third quarters reflected the market's conclusion that the tightenings were over. Energy, consumer and financial service stocks held in the Fund boasted the largest gains. Market weakness in the fourth quarter was a result of the volatility in Asian markets and the resulting flight to quality by investors.

The Small Capitalization Fund's average annual total return* from inception on April 1, 1993 through December 31, 1997 was 17.81%. For the full year 1997, the Fund returned 24.08% compared to the Standard & Poor's 600 Small Capitalization Stock Index return of 25.59%

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1997, as well as the performance of the Standard & Poor's 600 Small Capitalization Stock Index. Past performance is not predictive of future returns.


                            [LINE GRAPH APPEARS HERE]


                Small Capitalization Fund              S&P 600 Stock Index
1Q                     $10,000                               $10,000
2Q 93                  $10,002                               $10,218
3Q                     $10,886                               $11,263
4Q                     $10,894                               $11,469
1Q                     $10,179                               $10,865
2Q 94                   $9,553                               $10,408
3Q                     $10,511                               $11,198
4Q                     $10,227                               $10,922
1Q                     $11,025                               $11,438
2Q 95                  $11,450                               $12,528
3Q                     $12,499                               $14,130
4Q                     $13,412                               $14,194
1Q                     $14,815                               $15,005
2Q 96                  $15,896                               $15,787
3Q                     $16,730                               $16,293
4Q                     $17,554                               $17,220
1Q                     $16,695                               $16,264
2Q 97                  $19,540                               $19,210
3Q                     $22,730                               $22,316
4Q                     $21,780                               $21,626


The Standard & Poor's 600 Small Cap Stock Index covers 600 industrial, technology, utility, transportation and financial companies of the U.S. markets. The Index represents about 4% of the total market value of U.S. equities. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and waivers of certain fees.

                               EQUITY GROWTH FUND
                               ------------------

                            PORTFOLIO OF INVESTMENTS
                            ------------------------

                                DECEMBER 31, 1997
                                -----------------

 Number
   of
 shares                                                                Value
 ------                                                                -----
         COMMON STOCKS - 99.5%
              Consumer Discretionary - 14.8%
 25,200            Bed Bath & Beyond, Inc. *                      $     970,200
 17,200            Dayton Hudson Corporation                          1,161,000
 12,300            Disney (Walt) Company                              1,218,469
  9,000            Federated Department Stores, Inc. *                  387,563
 27,650            GAP, Inc.                                            979,847
 18,900            Gannett Company, Inc.                              1,168,256
 14,300            Home Depot, Inc.                                     841,913
 20,800            Jones Apparel Group, Inc. *                          894,400
 42,300            Kroger Company *                                   1,562,456
 10,000            Service Corporation International                    369,375
                   Wal-Mart Stores, Inc.                              1,810,181
 45,900
                                                                  --------------
                      Total Consumer Discretionary                   11,363,660
                                                                  --------------

              Consumer Staples - 18.1%
 13,700            Campbell Soup Company                                796,313
 44,600            Coca-Cola Company                                  2,971,475
 52,600            Coca-Cola Enterprises                              1,870,588
 15,100            Gillette Company                                   1,516,606
 14,200            H. J. Heinz Company                                  721,538
 26,600            PepsiCo, Inc.                                        969,238
 42,900            Philip Morris Companies, Inc.                      1,943,906
 25,800            Procter & Gamble Company                           2,059,163
 11,700            Ralston Purina Group                               1,087,369
                                                                  --------------
                      Total Consumer Staples                         13,936,196
                                                                  --------------

              Financial Services - 11.1%
 19,800            American Express Company                           1,767,150
 14,250            American International Group, Inc.                 1,549,688
  5,400            Citicorp, Inc.                                       682,763


         The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Number of
 shares                                                                Value
---------                                                              -----
              Financial Services (continued)
 28,500            Federal National Mortgage Association          $   1,626,281
 69,650            The Charles Schwab Corporation                     2,920,938
                                                                  --------------
                       Total Financial Services                       8,546,820
                                                                  --------------

              Healthcare - 17.8%
 14,000            Abbott Laboratories, Inc.                            917,875
 11,000            American Home Products Corporation                   841,500
 19,000            Bristol-Myers Squibb Company                       1,797,875
 25,300            Johnson & Johnson                                  1,666,638
 22,700            Lilly (Eli) & Company                              1,580,488
 18,600            Medtronic, Inc.                                      973,013
 22,600            Merck & Company, Inc.                              2,401,250
 25,000            Pfizer, Inc.                                       1,864,063
 15,300            Schering-Plough Corporation                          950,513
  5,200            Warner Lambert Company                               644,800
                                                                  --------------
                       Total Healthcare                              13,638,015
                                                                  --------------

              Integrated Oil - 2.4%
 17,400            Diamond Offshore Drilling, Inc.                      837,375
 16,200            Exxon Corporation                                    991,238
                                                                  --------------
                       Total Integrated Oil                           1,828,613
                                                                  --------------

              Materials & Processing - 4.6%
 21,900            DuPont (E.I.) de Nemours & Company, Inc.           1,315,369
 13,900            Illinois Tool Works, Inc.                            835,738
  6,600            Minnesota Mining & Manufacturing Company             541,613
 19,300            Tyco International, Inc.                             869,706
                                                                  --------------
                       Total Materials & Processing                   3,562,426
                                                                  --------------

              Other Energy - 2.4%
 24,200            Baker Hughes Incorporated                          1,055,725
 10,100            Schlumberger, Ltd.                                   813,050
                                                                  --------------
                       Total Other Energy                             1,868,775
                                                                  --------------

        The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1997


  Number of
   shares                                                              Value
  ---------                                                            -----
              Producer Durables - 5.0%
   51,800      General Electric Company                            $   3,800,825
                                                                  --------------
              Technology - 19.8%
   11,300      BMC Software, Inc. *                                      741,563
   13,300      Camco International, Inc.                                 847,044
   18,450      Cisco Systems, Inc. *                                   1,028,588
   41,750      Compaq Computer Corporation                             2,356,266
   12,200      Computer Associates International, Inc.                   645,075
   18,400      Hewlett-Packard Company                                 1,150,000
   34,700      Intel Corporation                                       2,437,675
   11,574      Lucent Technologies, Inc.                                 924,473
   24,200      Microsoft Corporation *                                 3,127,850
   31,700      Platinum Technology, Inc. *                               895,525
   12,600      QUALCOMM, Inc. *                                          636,300
       51      Siebel Systems, Inc. *                                      2,132
    8,200      Texas Instruments, Inc.                                   369,000
                                                                  --------------
                 Total Technology                                     15,161,491
                                                                  --------------

              Utilities - 3.5%
   18,100      GTE Corporation                                           945,725
   14,600      SBC Communications, Inc.                                1,069,450
   21,100      WorldCom, Inc. *                                          638,275
                                                                  --------------
                 Total Utilities                                       2,653,450
                                                                  --------------

                 Total Common Stocks (Cost $45,765,185)               76,360,271
                                                                  --------------
                 Total Investments  (Cost $45,765,185) - 99.5%        76,360,271
                 Other assets in excess of liabilities - 0.5%            369,956
                                                                  --------------

                  NET ASSETS - 100%                                 $ 76,730,227
                                                                  ==============

*  Non-income producing security.



        The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND
                              ------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------


                                    Assets
                                --------------

Investments, at value (cost $45,765,185)                           $76,360,271
Investment income receivable                                            93,319
Receivable for investments sold                                      3,036,997
Receivable for units issued                                             19,469
                                                              -----------------

         Total assets                                               79,510,056
                                                              -----------------

                                  Liabilities
                                --------------

Payable for investments purchased                                    2,779,829
                                                              -----------------

         Total liabilities                                           2,779,829
                                                              -----------------

Net assets                                                         $76,730,227
                                                              =================

Net assets were comprised of:
     Units of beneficial interest                                  $30,609,868
     Accumulated net investment income                               1,954,808
     Accumulated net realized gain                                  13,570,465
     Net unrealized appreciation                                    30,595,086
                                                              -----------------

     Net assets at December 31, 1997                               $76,730,227
                                                              =================

Unit value, offering price and redemption price per unit
 ($76,730,227 / 2,000,502 units of beneficial interest issued
 and outstanding; unlimited number of units authorized)            $     38.36
                                                              =================






        The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND
                              ------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------
Income:
  Dividends                                                        $    779,840
  Interest                                                               63,588
                                                                   ------------
     Total income                                                       843,428
                                                                   ------------

Expenses:
  Management fee (Note 3)                                               700,938
  Accounting fees                                                        46,599
  Audit fees                                                             12,023
  Directors' fees                                                         2,505
  Insurance                                                               4,915
  Legal fees                                                              1,231
  Registration fees                                                       7,398
  Miscellaneous                                                           2,169
                                                                   ------------
     Total expenses                                                     777,778
  Expense subsidy (Note 4)                                              (76,840)
                                                                   ------------
     Net expenses                                                       700,938
                                                                   ------------
Net investment income                                                   142,490
                                                                   ============

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                      4,969,397
Change in unrealized appreciation in value of investments
  during the year                                                    16,308,101
                                                                   ------------
Net realized and unrealized gain on investments                      21,277,498
                                                                   ------------

Net increase in net assets resulting from operations               $ 21,419,988
                                                                   ============




        The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND
                              ------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------

                                                                                     Years ended
                                                                                     December 31,
                                                                         -------------------------------------
                                                                              1997               1996
                                                                              ----               ----
Increase in net assets:

    From operations:

       Net investment income                                             $       142,490      $     209,574
       Net realized gain on investments                                        4,969,397          2,782,798
       Change in unrealized appreciation in value of investments during
       the year                                                               16,308,101          6,636,433
                                                                         ------------------   ----------------
         Net increase in net assets resulting from operations                 21,419,988          9,628,805
                                                                         ------------------   ----------------

    From unit transactions:
       Net proceeds from units issued                                         16,841,951         15,022,289
       Cost of units redeemed                                                (18,859,834)       (12,900,781)
                                                                         ------------------   ----------------

         Net increase/(decrease) in net assets resulting
          from unit transactions                                              (2,017,883)         2,121,508
                                                                         ------------------   ----------------
         Total increase in net assets                                         19,402,105         11,750,313
Net assets, beginning of year                                                 57,328,122         45,577,809
                                                                         ------------------   ----------------

Net assets, end of year                                                  $    76,730,227      $  57,328,122
                                                                         ==================   ================

Net change in units outstanding:
     Units issued                                                                488,810            590,521
     Units redeemed                                                             (539,124)          (504,266)
                                                                         ------------------   ----------------
                                                                                 (50,314)            86,255
                                                                         ==================   ================


        The accompanying notes are an integral part of this statement.

                              EQUITY GROWTH FUND

                             FINANCIAL HIGHLIGHTS
         (Selected data for a unit of beneficial interest outstanding throughout each of the years indicated)


                                                                        Years ended December 31,
                                           -------------------------------------------------------------------------------
                                               1997             1996              1995             1994              1993*
                                               ----             ----              ----             ----              ----
Net Asset Value,
    Beginning of year                      $   27.95         $  23.20         $   18.44         $  18.61          $  18.16
                                           ---------         --------         ---------         --------          --------
    Investment income                           0.41             0.35              0.38             0.38              0.38
    Expenses                                   (0.38)           (0.27)            (0.23)           (0.21)            (0.22)
    Expense subsidy                             0.04             0.02              0.02             0.03              0.03
    Management fee reductions                      -                -                 -                -              0.01
                                           ---------         --------         ---------         --------          --------
Net investment income                           0.07             0.10              0.17             0.20              0.20
Net realized and unrealized
  gain/(loss) on investments                   10.34             4.65              4.59            (0.37)             0.25
                                           ---------         --------         ---------         --------          --------
Total from investment operations               10.41             4.75              4.76            (0.17)             0.45
                                           ---------         --------         ---------         --------          --------
Net asset value, end of year               $   38.36         $  27.95         $   23.20         $  18.44          $  18.61
                                           =========         ========         =========         ========          ========

Total return                                   37.20%           20.52%            25.78%           (0.90)%            2.48%
Ratios/supplemental data:
    Net Assets, End of Year
      (000 omitted)                        $  76,730         $ 57,328         $  45,578         $ 36,683          $ 30,648
    Management fee reductions                      -                -                 -                -          $ 11,479
Ratios to Average Net Assets:
    Of expenses without waivers
      and assumption of expenses                1.11%            1.08%             1.10%            1.17%             1.21%
    Of management fee reductions                   -                -                 -                -             (0.04)
                                           ---------         --------         ---------         --------          --------
    Of expenses                                 1.11             1.08              1.10             1.17              1.17
    Of expense subsidy                         (0.11)           (0.08)            (0.10)           (0.17)            (0.21)
                                            ---------        --------         ---------         --------          --------
    Of net expenses                             1.00%            1.00%             1.00%            1.00%             0.96%
                                            =========        ========         =========         ========          ========

    Of net investment income                    0.20%            0.41%             0.78%            1.07%             1.12%

Portfolio turnover                                35%              62%               99%             116%               97%
Average brokerage commission
  rate                                      $   0.13              N/A               N/A              N/A               N/A

* Amounts adjusted to reflect 10:1 reverse split for the year ended 1993.

Per unit amounts are calculated using average units outstanding for the year.



        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

 Number of
  shares                                                                  Value
  ------                                                                  -----
             COMMON STOCKS - 99.6%
               Auto & Transportation - 3.9%
  16,800         Ford Motor Company                                   $  817,950
  11,200         General Motors Corporation                              679,000
  25,000         Norfolk Southern Corporation                            770,313
  10,900         Union Pacific Corporation                               680,569
                                                                      ----------
                   Total Auto & Transportation                         2,947,832
                                                                      ----------
               Consumer Discretionary - 3.9%
   3,900         Disney (Walt) Company                                   386,344
   7,100         Home Depot, Inc.                                        418,013
  13,200         Penney (J.C.) Company, Inc.                             796,125
  11,700         Sears, Roebuck & Company                                529,425
  19,800         Wal-Mart Stores, Inc.                                   780,863
                                                                      ----------
                   Total Consumer Discretionary                        2,910,770
                                                                      ----------

               Consumer Staples - 12.6%
  17,400         Anheuser-Busch Companies, Inc.                          765,600
  21,000         Coca-Cola Company                                     1,399,125
   9,000         Gillette Company                                        903,938
  20,000         PepsiCo, Inc.                                           728,750
  33,590         Philip Morris Companies, Inc.                         1,522,047
  24,200         Procter & Gamble Company                              1,931,462
   9,800         Ralston Purina Group                                    910,788
  29,000         Sysco Corporation                                     1,321,311
                                                                      ----------
                   Total Consumer Staples                              9,483,021
                                                                      ----------
              Financial Services - 17.2%
  20,200         American Express Company                              1,802,849
  16,430         American International Group, Inc.                    1,786,763
  22,300         Bank of New York                                      1,289,219
   6,300         Citicorp, Inc.                                          796,556
  23,200         First Union Corporation                               1,189,000


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

 Number of
  shares                                                                  Value
  ------                                                                  -----
              Financial Services (continued)
   3,500        General Re Corporation                               $   742,000
  24,800        SunTrust Banks, Inc.                                   1,770,100
  14,900        TransAmerica Corporation                               1,586,850
  36,749        Travelers Group, Inc.                                  1,979,852
                                                                     -----------
                  Total Financial Services                            12,943,189
                                                                     -----------
              Healthcare - 12.6%
  14,300        Abbott Laboratories, Inc.                                937,544
  13,100        American Home Products Corporation                     1,002,150
  21,700        Bristol-Myers Squibb Company                           2,053,362
  12,800        Johnson & Johnson                                        843,200
  27,600        Lilly (Eli) & Company                                  1,921,650
  10,900        Merck & Company, Inc.                                  1,158,125
  21,000        Pfizer, Inc.                                           1,565,812
                                                                     -----------
                  Total Healthcare                                     9,481,843
                                                                     -----------

              Integrated Oil - 8.3%
  11,700        Amoco Corporation                                        995,963
  17,400        Chevron Corporation                                    1,339,800
  19,000        Mobil Corporation                                      1,371,563
  28,372        Royal Dutch Petroleum Company ADR                      1,537,408
  18,300        Texaco, Inc.                                             995,061
                                                                     -----------
                  Total Integrated Oil                                 6,239,795
                                                                     -----------
              Materials & Processing - 7.2%
  36,800        Dover Corporation                                      1,329,400
   9,800        Dow Chemical Company                                     994,700
  19,800        DuPont (E.I.) de Nemours & Company, Inc.               1,189,238
  13,700        International Paper Company                              590,812
  31,200        Monsanto Company                                       1,310,400
                                                                     -----------
                  Total Materials & Processing                         5,414,550
                                                                     -----------

        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

 Number of
  shares                                                                  Value
  ------                                                                  -----
             Other Energy - 2.4%
  17,400       Enron Corporation                                      $  723,188
   4,900       Schlumberger, Ltd.                                        394,450
  15,300       Sonat, Inc.                                               699,975
                                                                      ----------
                 Total Other Energy                                    1,817,613
                                                                      ----------
             Producer Durables - 6.8%
   7,400       Boeing Company                                            362,137
  27,200       General Electric Company                                1,995,799
  13,100       Lockheed Martin Corporation                             1,290,350
  28,900       Sundstrand Corporation                                  1,455,838
                                                                      ----------
                 Total Producer Durables                               5,104,124
                                                                      ----------

             Technology - 13.2%
  12,800       Hewlett-Packard Company                                   800,000
  15,900       Intel Corporation                                       1,116,975
  21,100       International Business Machines Corporation             2,206,269
   9,584       Lucent Technologies, Inc.                                 765,522
   7,100       Microsoft Corporation *                                   917,675
  13,500       Motorola, Inc.                                            770,344
     714       Raytheon Company - Class A                                 35,209
  23,100       Raytheon Company - Class B                              1,166,550
  16,700       Texas Instruments, Inc.                                   751,500
  18,500       Xerox Corporation                                       1,365,531
                                                                      ----------
                 Total Technology                                      9,895,575
                                                                      ----------

             Utilities - 11.5%
  18,600       AT&T Corporation                                        1,139,250
  11,000       Ameritech Corporation                                     885,500
   9,700       Bell Atlantic Corporation                                 882,700
  13,500       BellSouth Corporation                                     760,219
  33,100       DQE, Inc.                                               1,162,638


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


Number of
 shares                                                               Value
 ------                                                               -----
          Utilities (continued)
 20,100      Duke Power Company                                   $    1,113,038
 15,000      GTE Corporation                                             783,750
 22,800      NIPSCO Industries, Inc.                                   1,127,175
 11,400      SBC Communications, Inc.                                    835,050
                                                                  --------------
              Total Utilities                                          8,689,320
                                                                  --------------

              Total Common Stocks (Cost $45,602,062)                  74,927,632
                                                                  --------------

          SHORT-TERM INVESTMENTS - 0.1%
          Short-Term Investment Fund - 0.1%
101,000     Fidelity Institutional Cash Portfolios:
             Government                                                  101,000
                                                                  --------------
              Total Short-Term Investments (Cost $101,000)               101,000
                                                                  --------------
              Total Investments  (Cost $45,703,062) - 99.7%           75,028,632
              Other assets in excess of liabilities - 0.3%               214,430
                                                                  --------------

              NET ASSETS - 100%                                   $   75,243,062
                                                                  ==============


*  Non-income producing security.


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------

                                    Assets
                                  -----------


Investments, at value (cost $45,703,062)                             $75,028,632
Cash                                                                         908
Investment income receivable                                             122,968
Receivable for investments sold                                        3,514,708
Receivable for units issued                                               29,748
                                                                     -----------
         Total assets                                                 78,696,964
                                                                     -----------

                                   Liabilities
                                   -----------

Payable for investments purchased                                      3,450,039
Payable for units redeemed                                                 3,863
                                                                     -----------
         Total liabilities                                             3,453,902
                                                                     -----------

Net assets                                                           $75,243,062
                                                                     ===========

Net assets were comprised of:
     Units of beneficial interest                                    $28,066,589
     Accumulated net investment income                                 5,539,793
     Accumulated net realized gain                                    12,311,110
     Net unrealized appreciation                                      29,325,570
                                                                     -----------

     Net assets at December 31, 1997                                 $75,243,062
                                                                     ===========

Unit value, offering price and redemption price
     per unit ($75,243,062 / 2,035,410 units of
     beneficial interest issued and outstanding;
     unlimited number of units authorized)                           $     36.97
                                                                     ===========


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------

                             Net investment income
                             ---------------------

Income:
     Dividends                                                     $  1,361,525
     Interest                                                           174,765
                                                                   ------------

        Total income                                                  1,536,290
                                                                   ------------

Expenses:
     Management fee (Note 3)                                            709,821
     Accounting fees                                                     45,561
     Audit fees                                                          12,023
     Directors' fees                                                      2,505
     Insurance                                                            4,990
     Legal fees                                                           1,231
     Registration fees                                                   10,385
     Miscellaneous                                                        2,229
                                                                   ------------
        Total expenses                                                  788,745
     Expense subsidy (Note 4)                                           (78,924)
                                                                   ------------
        Net expenses                                                    709,821
                                                                   ------------
Net investment income                                                   826,469
                                                                   ============

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                      5,012,917
Change in unrealized appreciation in value of
investments during the year                                          12,446,787
                                                                   ------------
Net realized and unrealized gain on investments                      17,459,704
                                                                   ------------

Net increase in net assets resulting from operations               $ 18,286,173
                                                                   ============


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------



                                                          Years ended
                                                          December 31,
                                                 -------------------------------
                                                       1997            1996
                                                       ----            ----
Increase in net assets:
  From operations:
     Net investment income                         $    826,469    $    991,807
     Net realized gain on investments                 5,012,917       4,768,241
     Change in unrealized appreciation in
      value of investments during
       the year                                      12,446,787       4,099,749
                                                   ------------    ------------
       Net increase in net assets resulting
        from operations                              18,286,173       9,859,797
                                                   ------------    ------------
  From unit transactions:
     Net proceeds from units issued                  18,819,863      14,693,984
     Cost of units redeemed                         (25,253,438)    (16,148,394)
                                                   ------------    ------------
       Net decrease in net assets resulting
          from unit transactions                     (6,433,575)     (1,454,410)
                                                   ------------    ------------
       Total increase in net assets                  11,852,598       8,405,387
Net assets, beginning of year                        63,390,464      54,985,077
                                                   ------------    ------------

Net assets, end of year                            $ 75,243,062    $ 63,390,464
                                                   ============    ============

Net change in units outstanding:
     Units issued                                       564,632         578,822
     Units redeemed                                    (776,284)       (629,084)
                                                   ------------    ------------

                                                       (211,652)        (50,262)
                                                   ============    ============


        The accompanying notes are an integral part of this statement.

                              EQUITY INCOME FUND
                              ------------------

                             FINANCIAL HIGHLIGHTS
                             --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the years indicated)


                                                                       Years ended December 31,
                                           -------------------------------------------------------------------------------
                                               1997             1996              1995             1994              1993*
                                               ----             ----              ----             ----              ----
Net Asset Value,
    Beginning of year                      $   28.21         $  23.93         $   17.90         $  18.52          $  16.49
                                           ---------         --------         ---------         --------          --------
    Investment income                           0.74             0.69              0.65             0.57              0.52
    Expenses                                   (0.38)           (0.27)            (0.23)           (0.21)            (0.22)
    Expense subsidy                             0.04             0.01              0.02             0.02              0.03
    Management fee reductions                      -                -                 -                 -             0.01
                                           ---------         ---------        ---------         ---------         --------
Net investment income                           0.40             0.43              0.44             0.39              0.35
Net realized and unrealized
  gain/(loss) on investments                    8.36             3.85              5.59            (1.01)             1.68
                                           ---------         --------         ---------         --------          --------
Total from investment operations                8.76             4.28              6.03            (0.62)             2.03
                                           ---------         --------         ---------         --------          --------
Net asset value, end of year               $   36.97         $  28.21         $   23.93         $  17.90          $  18.52
                                           =========         ========         =========         ========          ========

Total return                                   31.05%           17.87%            33.72%           (3.37)%           12.34%
Ratios/supplemental data:
    Net Assets, End of Year
      (000 omitted)                        $  75,243         $ 63,390         $  54,985         $ 39,296          $ 41,605
    Management fee reductions                      -                -                 -                -          $ 17,330
Ratios to Average Net Assets:
    Of expenses without waivers
      and assumption of expenses                1.11%            1.07%             1.09%            1.12%             1.21%
    Of management fee reductions                   -                -                 -                -             (0.05)
                                           ---------         ---------        ---------         ---------         --------
    Of expenses                                 1.11             1.07              1.09             1.12              1.16
    Of expense subsidy                         (0.11)           (0.07)            (0.09)           (0.12)            (0.21)
                                           ---------         --------         ---------         --------          --------
    Of net expenses                             1.00%            1.00%             1.00%            1.00%             0.95%
                                           =========         ========         =========         ========          ========

    Of net investment income                    1.16%            1.67%             2.10%            2.13%             1.98%

Portfolio turnover                                14%              24%               11%              42%               40%
Average brokerage commission
  rate                                     $    0.13              N/A               N/A               N/A              N/A

* Amounts adjusted to reflect 10:1 reverse split for the year ended 1993.

Per unit amounts are calculated using average units outstanding for the year.



        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------
Number of
 shares                                                                   Value
 ------                                                                   -----
            COMMON STOCKS - 48.3%
               Consumer Discretionary - 7.1%
  5,700        Bed Bath & Beyond, Inc. *                              $  219,450
  3,850        Dayton Hudson Corporation                                 259,875
  2,700        Disney (Walt) Company                                     267,469
  2,000        Federated Department Stores, Inc. *                        86,125
  6,250        GAP, Inc.                                                 221,484
  4,300        Gannett Company, Inc.                                     265,794
  3,300        Home Depot, Inc.                                          194,288
  4,700        Jones Apparel Group, Inc. *                               202,100
  9,600        Kroger Company *                                          354,600
  2,300        Service Corporation International                          84,956
 10,500        Wal-Mart Stores, Inc.                                     414,094
                                                                      ----------
                Total Consumer Discretionary                           2,570,235
                                                                      ----------

               Consumer Staples - 8.8%
  3,100        Campbell Soup Company                                     180,188
 10,300        Coca-Cola Company                                         686,238
 12,000        Coca-Cola Enterprises                                     426,750
  3,400        Gillette Company                                          341,488
  3,200        H. J. Heinz Company                                       162,600
  6,100        PepsiCo, Inc.                                             222,269
  9,800        Philip Morris Companies, Inc.                             444,063
  6,000        Procter & Gamble Company                                  478,875
  2,700        Ralston Purina Group                                      250,931
                                                                      ----------
                Total Consumer Staples                                 3,193,402
                                                                      ----------

               Financial Services - 5.4%
  4,600        American Express Company                                  410,550
  3,200        American International Group, Inc.                        348,000
  1,200        Citicorp, Inc.                                            151,725




        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Number of
 shares                                                                   Value
 ------                                                                   -----
            Financial Services (continued)
  6,600        Federal National Mortgage Association                  $  376,613
 16,050        The Charles Schwab Corporation                            673,096
                                                                      ----------
                 Total Financial Services                              1,959,984
                                                                      ----------

               Healthcare - 8.7%
  3,200        Abbott Laboratories, Inc.                                 209,800
  2,500        American Home Products Corporation                        191,250
  4,400        Bristol-Myers Squibb Company                              416,350
  5,900        Johnson & Johnson                                         388,663
  5,300        Lilly (Eli) & Company                                     369,011
  4,200        Medtronic, Inc.                                           219,713
  5,200        Merck & Company, Inc.                                     552,500
  5,800        Pfizer, Inc.                                              432,463
  3,600        Schering-Plough Corporation                               223,650
  1,200        Warner Lambert Company                                    148,800
                                                                      ----------
                 Total Healthcare                                      3,152,200
                                                                      ----------

               Integrated Oil - 1.2%
  4,100        Diamond Offshore Drilling, Inc.                           197,313
  3,700        Exxon Corporation                                         226,393
                                                                      ----------
                 Total Integrated Oil                                    423,706
                                                                      ----------

               Materials & Processing - 2.8%
  3,100        Camco International, Inc.                                 197,431
  5,000        DuPont (E.I.) de Nemours & Company, Inc.                  300,312
  3,100        Illinois Tool Works, Inc.                                 186,388
  1,500        Minnesota Mining & Manufacturing Company                  123,094
  4,400        Tyco International, Inc.                                  198,275
                                                                      ----------
                 Total Materials & Processing                          1,005,500
                                                                      ----------

               Other Energy - 1.2%
  5,500        Baker Hughes Incorporated                                 239,938




        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


Number of
 shares                                                                   Value
 ------                                                                   -----
            Other Energy (continued)
  2,300        Schlumberger, Ltd.                                   $   185,150
                                                                     -----------
                  Total Other Energy                                    425,088
                                                                     -----------

                Producer Durables - 2.5%
 12,000         General Electric Company                                880,500
                                                                     -----------

                Technology - 9.1%
  2,600         BMC Software, Inc. *                                    170,625
  4,250         Cisco Systems, Inc. *                                   236,938
  9,550         Compaq Computer Corporation                             538,978
  2,800         Computer Associates International, Inc.                 148,050
  4,200         Hewlett-Packard Company                                 262,500
  8,000         Intel Corporation                                       562,000
  2,644         Lucent Technologies, Inc.                               211,190
  5,550         Microsoft Corporation *                                 717,338
  7,400         Platinum Technology, Inc. *                             209,050
  2,900         QUALCOMM, Inc. *                                        146,450
  1,900         Texas Instruments, Inc.                                  85,500
                                                                     -----------
                  Total Technology                                    3,288,619
                                                                     -----------
                Utilities - 1.7%
  4,100         GTE Corporation                                         214,225
  3,300         SBC Communications, Inc.                                241,725
  4,800         WorldCom, Inc. *                                        145,200
                                                                     -----------
                  Total Utilities                                       601,150
                                                                     -----------
                  Total Common Stocks (Cost $12,181,020)             17,500,384
                                                                     -----------




        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


 Principal
  amount                                                               Value
  ------                                                               -----
             CORPORATE BONDS - 13.6%
               Auto & Transportation - 1.2%
$ 360,000      Ford Motor Company 8.875%, 1/15/22                    $  444,017
                                                                     ----------

               Financial & Other - 10.8%
  500,000      Anheuser-Busch Companies, Inc. 6.75%, 8/1/03             512,950
  500,000      Associates Corporation of North America
                7.52%, 3/29/00                                          516,040
  400,000      BankAmerica Corporation 6.20%, 2/15/06                   392,160
  100,000      Caterpillar Financial Services 6.95%, 11/1/00            102,278
  193,000      Ford Credit Grantor Trust 5.90%, 10/15/00                192,703
  225,000      Ford Motor Credit Company 6.25%, 12/8/05                 222,590
  450,000      McDonald's Corporation 7.05%, 11/15/25                   443,147
  600,000      PNC Student Loan Trust 6.138%, 1/25/00                   602,166
  325,000      Procter & Gamble Company 6.45%, 1/15/26                  319,777
  600,000      Wal-Mart Stores, Inc. 6.75%, 5/15/02                     614,526
                                                                     ----------
                 Total Financial & Other                              3,918,337
                                                                     ----------

               Healthcare - 1.6%
  600,000      Abbott Laboratories 5.60%, 10/1/03                       585,264
                                                                     ----------
                 Total Corporate Bonds (Cost $4,747,548)              4,947,618
                                                                     ----------


             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.6%
              U.S. Government Agency Obligations - 4.5%

               Government National Mortgage Association,
  825,000       6.50%, 1/22/28                                          816,486
  825,000      Federal National Mortgage Association,
                6.50%, 1/22/28                                          814,688
                                                                     ----------
                 Total U.S. Government Agency Obligations             1,631,174
                                                                     ----------

              U.S. Government Obligations - 27.1 %
  625,000      U.S. Treasury Bond, 6.25%, 8/15/23                       643,750
1,625,000      U.S. Treasury Bond, 6.50%, 11/15/26                    1,734,688



        The accompanying notes are an integral part of this statement.

                                 BALANCE FUND
                                 ------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


    Principal
     amount                                                               Value
     ------                                                               -----
              U.S. Government Obligations (continued)
$   400,000      U.S. Treasury Bond, 6.75%, 8/15/26                  $   440,376
  1,800,000      U.S. Treasury Note, 5.625%, 2/15/06                   1,779,750
    280,000      U.S. Treasury Note, 5.875%, 2/15/04                     282,450
  1,500,000      U.S. Treasury Note, 6.00%, 8/15/00                    1,510,785
    750,000      U.S. Treasury Note, 6.125%, 8/15/07                     770,745
  2,650,000      U.S. Treasury Note, 6.375%, 3/31/01                   2,699,688
                                                                     -----------
                   Total U.S. Government Obligations                   9,862,232
                                                                     -----------
                   Total U.S. Government and Agency
                     Obligations (Cost $11,292,682)                   11,493,406
                                                                     -----------


          SHORT-TERM INVESTMENTS - 16.5%
              Repurchase Agreements - 5.0%
               Goldman Sachs and Company, dated 12/31/97, 5.75%,
                due 1/2/98 in the amount of $184,000 (collateralized
                by U.S. Government obligations in a pooled cash
                account), repurchase
    184,000     proceeds $184,059                                        184,000

              Lehman Brothers, dated 12/31/97, 6.25%, due 1/2/98
                in the amount of $1,634,000 (collateralized by U.S.
                Government obligations in a pooled cash account),
  1,634,000     repurchase proceeds $1,634,567                         1,634,000
                                                                     -----------
                          Total Repurchase Agreements                  1,818,000
                                                                     -----------
   Number of
    shares
    ------
                Short-Term Investment Fund - 4.6%
  1,672,000   Fidelity Institutional Cash Portfolios: Government       1,672,000
                                                                     -----------




        The accompanying notes are an integral part of this statement.

                                 BALANCE FUND
                                 ------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


   Principal
    amount                                                            Value
    ------                                                            -----
                Short-Term U.S. Government Obligations - 6.9%
$ 2,400,000    U.S. Treasury Note,  5.625%, 11/30/98               $  2,400,000
    100,000    U.S. Treasury Bill,  4.96%, 2/25/98                       99,485
                                                                  -------------
              Total Short-Term U.S. Government Obligations            2,499,485
                                                                  -------------

              Total Short-Term Investments (Cost $5,988,018)          5,989,485
                                                                  -------------

              Total Investments (Cost $34,209,268) - 109.8%          39,930,888
              Liabilities in excess of other assets - (9.8%)         (3,572,251)
                                                                  -------------

              NET ASSETS - 100%                                    $ 36,358,637
                                                                  =============


*  Non-income producing security.



        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------

                                    Assets
                                --------------

Investments, at value (cost $34,209,268)                             $39,930,888
Cash                                                                         553
Investment income receivable                                             299,414
Receivable for investments sold                                        1,496,763
Receivable for units issued                                               24,649
                                                                     -----------
         Total assets                                                 41,752,267
                                                                     -----------
                                  Liabilities
                                  -----------

Management fee payable                                                 5,328,630
Payable for units redeemed                                                65,000
                                                                     -----------
         Total liabilities                                             5,393,630
                                                                     -----------
Net assets                                                           $36,358,637
                                                                     ===========
Net assets were comprised of:
     Units of beneficial interest                                    $13,006,584
     Accumulated net investment income                                 7,527,733
     Accumulated net realized gain                                    10,102,700
     Net unrealized appreciation                                       5,721,620
                                                                     -----------

     Net assets at December 31, 1997                                 $36,358,637
                                                                     ===========

Unit value, offering price and redemption price per unit
     ($36,358,637 / 1,242,772 units of beneficial interest issued
     and outstanding; unlimited number of units authorized)          $     29.26
                                                                     ===========


        The accompanying notes are an integral part of this statement.

                                  BALANCED FUND
                                  -------------

                             STATEMENT OF OPERATIONS
                             -----------------------

                                DECEMBER 31, 1997
                                -----------------



                             Net investment income
                             ---------------------

Income:
   Dividends                                                        $   151,495
   Interest                                                             806,452
                                                                    -----------
      Total income                                                      957,947
                                                                    -----------

Expenses:
  Management fee (Note 3)                                               256,363
  Accounting fees                                                        41,752
  Audit fees                                                             12,023
  Directors' fees                                                         2,505
  Insurance                                                               4,216
  Legal fees                                                              1,231
  Registration fees                                                       8,978
  Miscellaneous                                                           1,703
                                                                    -----------
    Total expenses                                                      328,771

  Expense subsidy (Note 4)                                              (72,408)
                                                                    -----------
    Net expenses                                                        256,363
                                                                    -----------
Net investment income                                                   701,584
                                                                    ===========

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                      1,810,231
Change in unrealized appreciation in value of investments
during the year                                                       2,792,495
                                                                    -----------
Net realized and unrealized gain on investments                       4,602,726
                                                                    -----------

Net increase in net assets resulting from operations                $ 5,304,310
                                                                    ===========



         The accompanying notes are an integral part of this statement.

                                  BALANCED FUND
                                  -------------

                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------



                                                                     Years ended
                                                                    December 31,
                                                            -----------------------------
                                                                1997            1996
                                                                ----            ----
Increase in net assets:
  From operations:
   Net investment income                                    $    701,584    $    620,001
   Net realized gain on investments                            1,810,231       1,430,532
   Change in unrealized appreciation in value of
   investments during the year                                 2,792,495         322,380
                                                            ------------    ------------
     Net increase in net assets resulting from operations      5,304,310       2,372,913
                                                            ------------    ------------
  From unit transactions:
    Net proceeds from units issued                            17,984,284       6,612,764
    Cost of units redeemed                                    (9,561,179)     (7,825,902)
                                                            ------------    ------------
     Net increase/(decrease) in net assets resulting
      from unit transactions                                   8,423,105      (1,213,138)
                                                            ------------    ------------
     Total increase in net assets                             13,727,415       1,159,775

Net assets, beginning of year                                 22,631,222      21,471,447
                                                            ------------    ------------

Net assets, end of year                                     $ 36,358,637    $ 22,631,222
                                                            ============    ============

Net change in units outstanding:
     Units issued                                                638,998         297,343
     Units redeemed                                             (352,780)       (351,351)
                                                            ------------    ------------

                                                                 286,218         (54,008)
                                                            ============    ============




        The accompanying notes are an integral part of this statement.

                                 BALANCED FUND
                                 -------------

                             FINANCIAL HIGHLIGHTS
                             --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the years indicated)


                                                                       Years ended December 31,
                                           -------------------------------------------------------------------------------
                                               1997             1996              1995             1994              1993*
                                               ----             ----              ----             ----              ----
Net Asset Value,
  Beginning of year                        $   23.66         $  21.25         $   17.16         $  17.56          $  16.57
                                           ---------         --------         ---------         --------          --------
  Investment income                             1.01             0.85              0.76             0.63              0.64
  Expenses                                     (0.35)           (0.26)            (0.23)           (0.20)            (0.19)
  Expense subsidy                               0.08             0.04              0.04             0.03              0.02
Net investment income                           0.74             0.63              0.57             0.46              0.47
Net realized and unrealized
 gain/(loss) on investments                     4.86             1.78              3.52            (0.86)             0.52
                                           ---------         --------         ---------         --------          --------
Total from investment operations                5.60             2.41              4.09            (0.40)             0.99
                                           ---------         --------         ---------         --------          --------
Net asset value, end of year               $   29.26         $  23.66         $   21.25         $  17.16          $  17.56
                                           =========         ========         =========         ========          ========

Total return                                   23.67%           11.31%            23.83%           (2.27)%            6.01%
Ratios/supplemental data:
  Net Assets, End of Year
   (000 omitted)                           $   36,359        $  22,631        $   21,471        $  22,802         $  37,276
Ratios to Average Net Assets:
  Of expenses                                   1.28%            1.17%             1.17%            1.17%             1.10%
  Of expense subsidy                           (0.28)           (0.17)            (0.17)           (0.17)            (0.10)
                                           ---------         --------         ---------         --------          --------
  Of net expenses                               1.00%            1.00%             1.00%            1.00%             1.00%
                                           =========         ========         =========         ========          ========

  Of net investment income                      2.73%            2.82%             2.94%            2.94%             2.78%

Portfolio turnover                                64%              70%              98%              157%              148%
Average brokerage commission
  rate                                     $    0.12              N/A              N/A               N/A               N/A


* Amounts adjusted to reflect 10:1 reverse split for the year ended 1993.

Per unit amounts are calculated using average units outstanding for the year.


        The accompanying notes are an integral part of this statement.

                                   INCOME FUND
                                   -----------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                                DECEMBER 31, 1997
                                -----------------

Principal
 amount                                                                                          Value
 ------                                                                                          -----

                LONG-TERM INVESTMENTS - 96.0%
                CORPORATE BONDS - 46.2%
                  Auto & Transportation - 2.7%
 $  1,140,000               Ford Motor Company,   8.88%, due 01/15/22                          $ 1,406,053
                                                                                             --------------
                  Financial & Other - 41.6%
    2,400,000               Abbott Laboratories, 5.60%, due 10/01/03                             2,341,056
    2,500,000               Anheuser-Busch Companies, Inc., 6.75%, due 08/01/03                  2,564,750
    2,400,000               Associates Corporation Of North America, 7.52%, due 03/29/00         2,476,992
    2,000,000               BankAmerica Corporation,  6.20%, due 02/15/06                         1,960,800
    2,400,000               Caterpillar Financial Services, 6.95%, due 11/01/00                  2,454,672
    1,000,000               Ford Motor Credit Company, 6.25%, due 12/08/05                         989,290
    2,000,000               McDonald's Corporation, 7.05%, due 11/15/25                          1,969,540
    2,410,000               PNC Student Loan Trust, 6.14%, due 01/25/00                          2,418,702
    1,725,000               Procter & Gamble Company, 6.45%, due 01/15/26                        1,697,279
    2,400,000               Wal-Mart Stores, Inc., 6.75%, due 05/15/02                           2,458,104
                                                                                             ---------------
                              Total Financial & Other                                           21,331,185
                                                                                             ---------------

                  Financial Services - 1.9%
      964,422               Ford Credit Grantor Trust,   5.90%, due 10/15/00                       963,516
                                                                                             --------------
                              Total Corporate Bonds (Cost $22,824,606)                          23,700,754
                                                                                             --------------

                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.8%
                 U.S. Government Agency Obligations - 9.6%
    2,600,000               Government National Mortgage Association, 6.50%, due 01/22/28         2,573,168
    2,384,619               Federal National Mortgage Association, 6.50%, due 09/01/26            2,363,753
                                                                                             ---------------
                              Total U.S. Government Agency Obligations                            4,936,921
                                                                                             ---------------

                 U.S. Treasury Obligations - 40.2%
    3,850,000               U.S. Treasury Bond, 6.75%, due 08/15/26                               4,238,619
    3,500,000               U.S. Treasury Bond, 8.13%, due 05/15/21                               4,410,560
    4,000,000               U.S. Treasury Note, 5.63%, due 10/31/99                               3,996,240
    2,200,000               U.S. Treasury Note, 5.75%, due 08/15/03                               2,201,364
    5,700,000               U.S. Treasury Note, 6.38%, due 03/31/01                               5,806,875
                                                                                             ---------------
                              Total U.S. Treasury Obligations                                    20,653,658
                                                                                             ---------------


        The accompanying notes are an integral part of this statement.

                                  INCOME FUND
                                  -----------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                                       Value
 ------                                                                                       -----
                              Total U.S. Government and Agency
                                  Obligations (Cost $24,921,340)                            $ 25,590,579
                                                                                          --------------

                              Total Long-Term Investments (Cost $47,745,946)                  49,291,333
                                                                                          --------------

          SHORT-TERM INVESTMENTS - 2.4%
            Repurchase Agreement - 0.4%
              Lehman Brothers, dated 12/31/97, 6.25%,
                due 1/2/98 (collateralized by U.S. Government obligations in a
  $ 169,000     pooled cash account), repurchase proceeds $169,059                               169,000
                                                                                          --------------

 Number of
  shares
  ------
            Short-Term Investment Fund - 0.1%
     68,200   Fidelity Institutional Cash Portfolios: Government                                  68,200
                                                                                          --------------

 Principal
  amount
  ------
            U.S. Government Obligation - 1.9%

 $1,000,000   U.S. Treasury Note,   5.63%, due 11/30/98                                        1,000,000
                                                                                          --------------
                        Total Short-Term Investments (Cost $1,231,418)                         1,237,200
                                                                                          --------------
                        Total Investments  (Cost $48,977,364) - 98.4%                         50,528,533
                        Other assets in excess of liabilities - 1.6%                             800,484
                                                                                          --------------

                        NET ASSETS - 100%                                                   $ 51,329,017
                                                                                          ==============


        The accompanying notes are an integral part of this statement.

                                  INCOME FUND
                                  -----------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------

                                    Assets
                                --------------

Investments, at value (cost $48,977,364)                             $50,528,533
Cash                                                                         210
Investment income receivable                                             741,892
Receivable for units issued                                            4,909,834
                                                                     -----------
      Total assets                                                    56,180,469
                                                                     -----------

                                  Liabilities
                               ---------------

Payable for investments purchased                                      4,839,406
Payable for units redeemed                                                12,046
                                                                     -----------
      Total liabilities                                                4,851,452
                                                                     -----------

Net assets                                                           $51,329,017
                                                                     ===========

Net assets were comprised of:
   Units of beneficial interest                                      $24,020,060
   Accumulated net investment income                                  23,862,520
   Accumulated net realized gain                                       1,895,268
   Net unrealized appreciation                                         1,551,169
                                                                     -----------

   Net assets at December 31, 1997                                   $51,329,017
                                                                     ===========

Unit value, offering price and redemption price per unit
   ($51,329,017 / 2,543,633 units of beneficial interest issued
   and outstanding; unlimited number of units authorized)            $     20.18
                                                                     ===========


        The accompanying notes are an integral part of this statement.

                                  INCOME FUND
                                  -----------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------
Income:
     Interest                                                     $  3,373,648
                                                                ---------------

Expenses:
     Management fee (Note 3)                                           512,611
     Accounting fees                                                    43,338
     Audit fees                                                         12,023
     Directors' fees                                                     2,505
     Insurance                                                           4,990
     Legal fees                                                          1,231
     Registration fees                                                   4,334
     Miscellaneous                                                       2,062
                                                                ---------------
        Total expenses                                                 583,094
     Expense subsidy (Note 4)                                          (70,483)
     Management fee reduction (Note 4)                                (128,407)
                                                                ---------------

        Net expenses                                                   384,204
                                                                ---------------

Net investment income                                                2,989,444
                                                                ===============

             Net realized and unrealized gain/(loss) on investments
             ------------------------------------------------------

Net realized loss on investments                                       (39,579)
Change in unrealized appreciation in value of investments
 during the year                                                     1,289,272
                                                                ---------------

Net realized and unrealized gain on investments                      1,249,693
                                                                ---------------

Net increase in net assets resulting from operations              $  4,239,137
                                                                ===============


        The accompanying notes are an integral part of this statement.

                                  INCOME FUND
                                  -----------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------




                                                            Years ended
                                                            December 31,
                                                   -----------------------------
                                                        1997             1996
                                                        ----             ----
Decrease in net assets:
  From operations:
    Net investment income                          $  2,989,444    $  3,016,803
    Net realized (loss)/gain on investments             (39,579)        233,730
    Change in unrealized appreciation/
    (depreciation) in value of
    investments during the year                       1,289,272      (2,268,924)
                                                   ------------    ------------
      Net increase in net assets resulting
       from operations                                4,239,137         981,609
                                                   ------------    ------------
  From unit transactions:
    Net proceeds from units issued                    8,887,000       8,529,032
    Cost of units redeemed                          (15,411,419)    (13,347,969)
                                                   ------------    ------------

      Net decrease in net assets resulting
       from unit transactions                        (6,524,419)     (4,818,937)
                                                   ------------    ------------
      Total decrease in net assets                   (2,285,282)     (3,837,328)
Net assets, beginning of year                        53,614,299      57,451,627
                                                   ------------    ------------

Net assets, end of year                            $ 51,329,017    $ 53,614,299
                                                   ============    ============

Net change in units outstanding:
  Units issued                                          461,702         473,031
  Units redeemed                                       (806,698)       (738,759)
                                                   ------------    ------------

                                                       (344,996)       (265,728)
                                                   ============    ============


        The accompanying notes are an integral part of this statement.

                                  INCOME FUND
                                  -----------

                              FINANCIAL HIGHLIGHTS
                              --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the years indicated)


                                                                       Years ended December 31,
                                                ------------------------------------------------------------------------------------
                                                     1997**            1996              1995             1994              1993*
                                                     ----              ----              ----             ----              ----
Net Asset Value,
    Beginning of year                            $     18.56       $     18.21       $     15.39       $     16.11      $     14.62
                                                 -----------       -----------       -----------       -----------      -----------
    Investment income                                   1.26              1.14              1.09              0.97             0.97
    Expenses                                           (0.20)            (0.20)            (0.18)            (0.17)           (0.17)
    Expense subsidy                                     0.03              0.01              0.02              0.01             0.02
    Management fee reductions                           0.05              0.05              0.04              0.03               --
                                                 -----------       -----------       -----------       -----------      -----------
Net investment income                                   1.14              1.00              0.97              0.84             0.82
Net realized and unrealized
  gain/(loss) on investments                            0.48             (0.65)             1.85             (1.56)            0.67
                                                 -----------       -----------       -----------       -----------      -----------
Total from investment operations                        1.62              0.35              2.82             (0.72)            1.49
                                                 -----------       -----------       -----------       -----------      -----------
Net asset value, end of year                     $     20.18       $     18.56       $     18.21       $     15.39      $     16.11
                                                 ===========       ===========       ===========       ===========      ===========

Total return                                            8.73%             1.91%            18.38%            (4.47)%          10.18%
Ratios/supplemental data:
    Net Assets, End of Year
      (000 omitted)                              $    51,329       $    53,614       $    57,452       $    52,235      $    76,085
    Management fee reductions                    $   128,407       $   136,137       $   136,617       $    99,627      $        --
Ratios to Average Net Assets:
    Of expenses without waivers
      and assumption of expenses                        1.14%             1.07%             1.08%             1.07%            1.09%
    Of management fee reductions                       (0.25)            (0.25)            (0.25)            (0.25)              --
                                                 -----------       -----------       -----------       -----------      -----------
    Of expenses                                         0.89              0.82              0.83              0.82             1.09
    Of expense subsidy                                 (0.14)            (0.07)            (0.08)            (0.07)           (0.09)
                                                 -----------       -----------       -----------       -----------      -----------
    Of net expenses                                     0.75%             0.75%             0.75%             0.75%            1.00%
                                                 ===========       ===========       ===========       ===========      ===========

    Of net investment income                            5.82%             5.58%             5.77%             5.43%            5.20%

Portfolio turnover                                        97%               72%               93%              239%             156%

* Amounts adjusted to reflect 10:1 reverse split for the year ended 1993.

Per unit amounts are calculated using average units outstanding for the year.


        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------
Number of
  shares                                                                Value
  ------                                                                -----
              COMMON STOCKS - 99.4%
                Auto & Transportation - 4.4%
   7,200          AMR Corporation *                                  $  925,200
  11,400          Ford Motor Company                                    555,038
   4,300          General Motors Corporation                            260,687
  21,400          Southwest Airlines Company                            526,975
                                                                    ------------
                   Total Auto & Transportation                        2,267,900
                                                                    ------------
                Consumer Discretionary - 10.3%
  13,300          Dayton Hudson Corporation                             897,750
   4,500          Disney (Walt) Company                                 445,781
  13,600          Federated Department Stores, Inc. *                   585,650
  15,200          General Nutrition Companies, Inc. *                   516,800
   9,350          Home Depot, Inc.                                      550,481
   9,900          New York Times Company                                654,638
   7,000          Service Corporation International                     258,563
  16,000          Walgreen Co.                                          502,000
  22,300          Wal-Mart Stores, Inc.                                 879,456
                                                                    ------------
                   Total Consumer Discretionary                       5,291,119
                                                                    ------------
                Consumer Staples - 12.0%
   9,300          Campbell Soup Company                                 540,563
  16,500          Coca-Cola Company                                   1,099,312
  24,800          Coca-Cola Enterprises                                 881,950
   6,600          Gillette Company                                      662,888
   9,700          H. J. Heinz Company                                   492,881
  11,600          PepsiCo, Inc.                                         422,675
  17,300          Philip Morris Companies, Inc.                         783,906
  11,800          Procter & Gamble Company                              941,788
   5,100          Unilever, N.V.                                        318,431
                                                                    ------------
                   Total Consumer Staples                             6,144,394
                                                                    ------------



        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

  Number
    of
  shares                                                                Value
  ------                                                                -----
              Financial Services - 17.8%
  10,300       American Express Company                             $   919,275
  12,000       American International Group, Inc.                     1,305,000
   3,900       Citicorp, Inc.                                           493,106
  22,600       Federal National Mortgage Association                  1,289,613
  16,900       MBIA, Inc.                                             1,129,131
  14,500       Norwest Corporation                                      560,063
  11,400       Student Loan Marketing Association                     1,586,025
  10,050       The Charles Schwab Corporation                           421,472
  26,350       Travelers Group, Inc.                                  1,419,606
                                                                   ------------
                 Total Financial Services                             9,123,291
                                                                   ------------
             Healthcare - 10.4%
   5,900       Abbott Laboratories, Inc.                                386,819
   5,100       American Home Products Corporation                       390,150
   7,600       Bristol-Myers Squibb Company                             719,150
   8,600       Johnson & Johnson                                        566,525
   8,000       Lilly (Eli) & Company                                    557,000
   9,400       Merck & Company, Inc.                                    998,750
  11,200       Pfizer, Inc.                                             835,100
  10,400       Schering-Plough Corporation                              646,100
   1,800       Warner Lambert Company                                   223,200
                                                                   ------------
                 Total Healthcare                                     5,322,794
                                                                   ------------
             Integrated Oil - 8.9%
   4,300       Amoco Corporation                                        366,038
  11,490       British Petroleum Company Sponsored ADR                  915,606
   6,800       Chevron Corporation                                      523,600
  16,900       Exxon Corporation                                      1,034,069
  12,600       Mobil Corporation                                        909,563
  15,600       Royal Dutch Petroleum Company NY shares                  845,325
                                                                   ------------
                 Total Integrated Oil                                 4,594,201
                                                                   ------------

        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

  Number
    of
  shares                                                                Value
  ------                                                                -----
             Materials & Processing - 7.4%
  27,200       Dover Corporation                                      $  982,600
   5,000       Dow Chemical Company                                      507,500
  14,200       DuPont (E.I.) de Nemours & Company, Inc.                  852,888
   9,900       Illinois Tool Works, Inc.                                 595,238
   4,300       Kimberly-Clark Corporation                                212,043
   7,750       Minnesota Mining & Manufacturing Company                  635,984
                                                                      ----------
                 Total Materials & Processing                          3,786,253
                                                                      ----------
             Other Energy - 2.5%
  11,500       Baker Hughes Incorporated                                 501,688
   9,900       Schlumberger, Ltd.                                        796,950
                                                                      ----------
                 Total Other Energy                                    1,298,638
                                                                      ----------
             Producer Durables - 6.0%
   8,900       Boeing Company                                            435,544
  14,300       Emerson Electric Company                                  807,056
  24,900       General Electric Company                                1,827,038
                                                                      ----------
                 Total Producer Durables                               3,069,638
                                                                      ----------
             Technology - 13.1%
  13,400       ALLTEL Corporation *                                      550,237
   4,600       BMC Software, Inc. *                                      301,875
   7,350       Cisco Systems, Inc. *                                     409,763
  18,100       Compaq Computer Corporation                             1,021,519
   6,050       Computer Associates International, Inc.                   319,894
   7,000       Hewlett-Packard Company                                   437,500
  12,000       Intel Corporation                                         843,000
   7,700       International Business Machines Corporation               805,131
   3,838       Lucent Technologies, Inc.                                 306,560
  12,400       Microsoft Inc. *                                        1,602,700
     274       Raytheon Company - Class A                                 13,512


        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------



Number of
 shares                                                                 Value
 ------                                                                 -----
            Technology (continued)
   2,900        Texas Instruments, Inc.                              $   130,500
                                                                     -----------
                Total Technology                                       6,742,191
                                                                     -----------
              Utilities - 6.6%
  11,550        AT&T Corporation                                         707,437
  10,600        GTE Corporation                                          553,850
   9,500        MCI Communications Corporation                           406,719
  17,400        NIPSCO Industries, Inc.                                  860,213
  12,100        SBC Communications, Inc.                                 886,325
                                                                     -----------
                Total Utilities                                        3,414,544
                                                                     -----------
                Total Common Stocks (Cost $34,295,444)                51,054,963
                                                                     -----------

Principal
 amount
 ------
            SHORT-TERM INVESTMENTS - 0.4%
              Repurchase Agreement - 0.4%
                Lehman Brothers, dated 12/31/97, 6.25%,
                 due 1/2/98 in the amount of $240,000
                 (collateralized by U.S. Government obligations
                 in a pooled cash account), repurchase proceeds
$240,000         $240,083                                                240,000
                                                                     -----------


 Number of
  shares
  ------
              Short-Term Investment Fund - 0.0%
   3,089           Fidelity Institutional Cash Portfolios: Government      3,089

                                                                     -----------
              Total Short-Term Investments (Cost $243,089)               243,089
                                                                     -----------
                  Total Investments  (Cost $34,538,533) - 99.8%       51,298,052
                  Other assets in excess of liabilities - 0.2%            99,450
                                                                     -----------
                  NET ASSETS - 100%                                  $51,397,502
                                                                     ===========

*  Non-income producing security.



        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------


                                    Assets
                                 -------------

Investments, at value (cost $34,538,533)                             $51,298,052
Cash                                                                         832
Investment income receivable                                              64,969
Receivable for units issued                                               33,649
                                                                     -----------
     Total assets                                                     51,397,502
                                                                     -----------

                                  Liabilities
                                  -----------

     Total liabilities                                                         0
                                                                     -----------

Net assets                                                           $51,397,502
                                                                     ===========

Net assets were comprised of:
     Units of beneficial interest                                    $30,879,971
     Accumulated net investment income                                 1,238,604
     Accumulated net realized gain                                     2,519,408
     Net unrealized appreciation                                      16,759,519
                                                                     -----------

     Net assets at December 31, 1997                                 $51,397,502
                                                                     ===========

Unit value, offering price and redemption price per unit
     ($51,397,502 / 2,418,258 units of beneficial interest
     issued and outstanding; unlimited number of units authorized)   $     21.25
                                                                     ===========


        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------

Income:
   Dividends                                                       $    553,018
   Interest                                                             103,898
                                                                   ------------
        Total income                                                    656,916
                                                                   ------------

Expenses:
   Management fee (Note 3)                                              377,800
   Accounting fees                                                       42,834
   Audit fees                                                            12,023
   Directors' fees                                                        2,505
   Insurance                                                              4,474
   Legal fees                                                             1,231
   Registration fees                                                     10,388
   Miscellaneous                                                          1,798
                                                                   ------------
     Total expenses                                                     453,053
   Expense subsidy (Note 4)                                             (75,253)
                                                                   ------------
     Net expenses                                                       377,800
                                                                   ------------
Net investment income                                                   279,116
                                                                   ============

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                      1,155,783
Change in unrealized appreciation in value of
 investments during the year                                          8,866,879
                                                                   ------------
Net realized and unrealized gain on investments                      10,022,662
                                                                   ------------

Net increase in net assets resulting from operations               $ 10,301,778
                                                                   ============


        The accompanying notes are an integral part of this statement.

                               CORE EQUITY FUND
                               ----------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------

                                                                       Years ended
                                                                       December 31,
                                                             ------------------------------
                                                                  1997             1996
                                                                  ----             ----
Increase in net assets:

   From operations:
     Net investment income                                    $    279,116    $    292,789
     Net realized gain on investments                            1,155,783         374,940
     Change in unrealized appreciation in value of
     investments during the year                                 8,866,879       4,766,319
                                                              ------------    ------------
       Net increase in net assets resulting from operations     10,301,778       5,434,048
                                                              ------------    ------------
   From unit transactions:
     Net proceeds from units issued                             21,816,166       6,279,420
     Cost of units redeemed                                     (9,304,019)     (7,497,025)
                                                              ------------    ------------
      Net increase/(decrease) in net assets resulting
       from unit transactions                                   12,512,147      (1,217,605)
                                                              ------------    ------------
      Total increase in net assets                              22,813,925       4,216,443
Net assets, beginning of year                                   28,583,577      24,367,134
                                                              ------------    ------------
Net assets, end of year                                       $ 51,397,502    $ 28,583,577
                                                              ============    ============

Net change in units outstanding:
   Units issued                                                  1,107,322         440,515
   Units redeemed                                                 (482,551)       (520,615)
                                                              ------------    ------------

                                                                   624,771         (80,100)
                                                              ============    ============


        The accompanying notes are an integral part of this statement.

                                CORE EQUITY FUND
                                ----------------

                              FINANCIAL HIGHLIGHTS
                              --------------------
          (Selected data for a unit of beneficial interest outstanding throughout each of the periods indicated)


                                                                                                                 April 1, to
                                                               Years ended December 31,                          December 31,
                                           ---------------------------------------------------------------
                                               1997             1996              1995             1994              1993*
                                               ----             ----              ----             ----              ----
Net Asset Value,
    Beginning of period                    $   15.94         $  13.01         $   10.36         $  10.80          $  10.00
                                           ---------         --------         ---------         --------          --------
    Investment income                           0.33             0.30              0.29             0.28              0.21
    Expenses                                   (0.23)           (0.16)            (0.14)           (0.13)            (0.21)
    Expense subsidy                             0.04             0.02              0.02             0.03              0.13
    Management fee reductions                      -                -                 -                -              0.01
                                           ---------         --------         ---------         --------          --------
Net investment income                           0.14             0.16              0.17             0.18              0.14
Net realized and unrealized
  gain/(loss) on investments                    5.17             2.77              2.48            (0.62)             0.66
                                           ---------         --------         ---------         --------          --------
Total from investment operations                5.31             2.93              2.65            (0.44)             0.80
                                           ---------         --------         ---------         --------          --------
Net asset value, end of period             $   21.25         $  15.94         $   13.01         $  10.36          $  10.80
                                           =========         ========         =========         ========          ========

Total return                                   33.33%           22.54%            25.53%           (4.03)%            7.95%
Ratios/supplemental data:
    Net Assets, End of Period
      (000 omitted)                        $  51,398         $ 28,584         $  24.367         $ 21.035          $ 11,718
    Management Fee Reductions                      -                -                 -                -          $  6,949
Ratios to Average Net Assets:
    Of expenses without waivers
      and assumption of expenses                1.20%            1.14%             1.17%            1.27%             2.74%
                                           ---------         --------         ---------         --------          --------
    Of management fee reductions                   -                -                 -                -             (0.21)
                                           ---------         --------         ---------         --------          --------
    Of expenses                                 1.20             1.14              1.17             1.27              2.53
    Of expense subsidy                         (0.20)           (0.14)            (0.17)           (0.27)            (1.74)
                                           ---------         --------         ---------         --------          --------
    Of net expenses                             1.00%            1.00%             1.00%            1.00%             0.79%
                                           =========         ========         =========         ========          ========

    Of net investment income                    0.74%            1.10%             1.44%            1.68%             1.84%

Portfolio turnover                                24%              29%              133%             129%               83%
Average brokerage commission
  rate                                     $    0.14              N/A               N/A              N/A               N/A


* Commencement of operations.  Ratios have been annualized.

Per unit amounts are calculated using average units outstanding for the period.




        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               December 31, 1997
                               -----------------

 Number of
  shares                                                                                Value
  ------                                                                                -----
             COMMON STOCKS - 93.1%
                 Auto & Transportation - 6.1%
  17,450              AAR Corporation                                               $   676,188
  13,425              Air Express International Corporation                             409,463
  17,900              MotivePower Industries Inc. *                                     416,175
  27,650              Offshore Logistics, Inc. *                                        591,017
   8,650              Tower Automotive, Inc. *                                          363,841
                                                                                    -----------
                        Total Auto & Transportation                                   2,456,684
                                                                                    -----------

                 Consumer Discretionary - 18.6%
  17,200              BJ's Wholesale Club, Inc. *                                       539,650
  11,900              Carson Pirie Scott Company *                                      596,488
   7,500              CDI Corporation *                                                 343,125
   9,550              Cinar Films, Inc. *                                               371,256
  11,450              Corrections Corporation of America *                              424,366
  11,300              Fair Isaac & Company                                              376,431
  20,200              Galey & Lord, Inc. *                                              361,075
  17,400              Kellwood Company                                                  522,000
  32,800              Lojack Corporation *                                              483,800
  19,650              Mohawk Industries *                                               431,072
  12,750              Personnel Group of America, Inc. *                                420,750
  20,400              Proffitt's, Inc. *                                                580,125
   9,350              St. John Knits, Inc.                                              374,000
  16,700              Servico, Inc. *                                                   281,813
  15,250              Stage Stores, Inc. *                                              569,969
  33,600              Stride Rite Corporation                                           403,200
   5,445              Univision Communications, Inc. *                                  380,128
                                                                                    -----------
                        Total Consumer Discretionary                                  7,459,248
                                                                                    -----------

                 Consumer Staples - 3.8%
  16,150              JP Food Service *                                                 596,541

        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               December 31, 1997
                               -----------------

 Number of
  shares                                                                                Value
  ------                                                                                -----
                 Consumer Staples (continued)
  10,450              Schweitzer-Mauduit International, Inc.                      $     389,263
   9,100              Suiza Foods Corporation *                                         542,018
                                                                                  -------------
                        Total Consumer Staples                                        1,527,822
                                                                                  -------------

                 Financial Services - 17.7%
  15,100              Alexandria Real Estate Equities, Inc.                             476,594
  13,350              Allied Group, Inc.                                                382,144
  14,950              BancTec, Inc. *                                                   400,847
  10,700              Bank United Corporation                                           523,631
  25,950              City National Corporation                                         958,528
  17,200              Dime Community Bancorp, Inc.                                      408,500
  11,022              Delphi Financial Group, Inc. *                                    495,990
   6,300              Finova Group, Inc.                                                313,031
  12,200              First Savings Bank of Washington Bancorp, Inc.                    335,500
  18,750              Klamath First Bancorp, Inc.                                       403,125
   8,300              Magna Group, Inc.                                                 379,725
   5,400              Southwest Securities Group, Inc.                                  139,050
  19,900              TR Financial Corporation                                          661,675
  11,450              Vesta Insurance Group, Inc.                                       679,844
  16,700              Weeks Corporation                                                 534,400
                                                                                  -------------
                        Total Financial Services                                      7,092,584
                                                                                  -------------

                 Healthcare - 11.9%
  23,050              ADAC Laboratories *                                               455,238
  15,900              Alternative Living Services, Inc. *                               470,044
  21,750              Ballard Medical Products                                          527,438
   7,950              Centocor, Inc. *                                                  264,338
  16,850              Concentra Managed Care, Inc. *                                    568,688
  16,150              IMPATH, Inc. *                                                    528,913
  15,300              Medquist, Inc. *                                                  531,675

        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               December 31, 1997
                               -----------------

 Number of
  shares                                                                                Value
  ------                                                                                -----
                 Healthcare (continued)
   7,900              Sofamor/Danek Group, Inc. *                                  $    513,994
  13,100              Superior Consultant Holdings Corporation *                        393,000
  11,100              Sybron International Corporation *                                521,006
                                                                                   ------------
                        Total Healthcare                                              4,774,334
                                                                                   ------------
                 Integrated Oil - 0.6%
  13,700              Lomak Petroleum, Inc.                                             222,625
                                                                                   ------------

                 Materials & Processing - 5.7%
  16,700              AMCOL International Corporation                                   265,113
  22,544              Delta & Pine Land Company                                         687,592
  10,200              Encore Wire Corporation *                                         313,013
  19,100              Intermet Corporation                                              334,250
  12,950              Jacobs Engineering Group, Inc. *                                  328,605
  10,500              NCI Building Systems, Inc. *                                      372,750
                                                                                   ------------
                        Total Materials & Processing                                  2,301,323
                                                                                   ------------

                 Energy - 7.9%
  13,400              Abraxas Petroleum Corporation *                                   197,650
  10,400              Atwood Oceanics *                                                 492,700
  34,050              Coho Energy, Inc. *                                               310,706
  23,150              Dawson Production Services, Inc. *                                402,231
  11,300              EVI, Inc. *                                                       584,775
  11,200              Falcon Drilling Company, Inc. *                                   392,700
  25,128              Louis Dreyfus Natural Gas Corporation                             469,580
  18,000              Plains Resources, Inc. *                                          309,375
                                                                                   ------------
                        Total Energy                                                  3,159,717
                                                                                   ------------

                 Producer Durables - 3.9%
  15,100              Gardner Denver Machinery Inc. *                                   382,219
  30,928              ITEQ, Inc. *                                                      355,672

        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               December 31, 1997
                               -----------------




      Number of
       shares                                                                          Value
       ------                                                                          -----
                 Producer Durables (continued)
       16,300       Tracor, Inc. *                                                 $    495,113
       19,950       Willbros Group, Inc. *                                              299,250
                                                                                 ---------------
                        Total Producer Durables                                       1,532,254
                                                                                 ---------------

                 Technology - 14.6%
       20,500       Actel Corporation *                                                 258,813
       23,200       Allen Telecom, Inc. *                                               427,750
       25,250       Analyst International Company                                       871,125
       10,600       BISYS Group, Inc. *                                                 352,450
        8,850       Black Box Corporation *                                             313,069
       20,500       CHS Electronics, Inc. *                                             351,063
       21,700       Computer Products, Inc. *                                           490,963
       19,700       Comverse Technology, Inc. *                                         768,300
       20,000       Integrated Process Equipment Corporation *                          315,000
       16,250       National Computer Systems, Inc.                                     572,813
       13,200       PRI Automation, Inc. *                                              381,150
       19,500       Visio Corporation *                                                 748,306
                                                                                 ---------------
                        Total Technology                                              5,850,802
                                                                                 ---------------

                 Utilities - 2.3%
        8,750       California Energy Company, Inc. *                                   251,563
       10,800       Tejas Gas Corporation *                                             661,500
                                                                                 ---------------
                        Total Utilities                                                 913,063
                                                                                 ---------------

                        Total Common Stocks (Cost $28,247,698)                       37,290,456
                                                                                 ---------------



        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               December 31, 1997
                               -----------------



      Principal
       amount                                                                           Value
       ------                                                                           -----
                 SHORT-TERM INVESTMENTS - 10.3%
                  Repurchase Agreements - 8.9%
                   Goldman Sachs and Company, dated 12/31/97,
                    5.75%, due 1/2/98 in the amount of $1,772,000 (collateralized by U.S. Government obligations in a pooled cash account),
  $ 1,772,000       repurchase proceeds $1,772,566                                   $   1,772,000

                  Lehman Brothers, dated 12/31/97, 6.25%, due 1/2/98 in the amount of $1,772,000 (collateralized by U.S. Government obligations in a pooled cash account), repurchase
    1,772,000       proceeds $1,772,615                                                  1,772,000
                                                                                    ---------------
                        Total Repurchase Agreements                                      3,544,000
                                                                                    ---------------
      Number of
       shares
       ------
                 Short-Term Investment Fund - 1.4%
      545,000         Fidelity Institutional Cash Portfolios:   Government                 545,000
                                                                                    ---------------
                        Total Short-Term Investments (Cost $4,089,000)                   4,089,000
                                                                                    ---------------

                        Total Investments  (Cost $32,336,698) - 103.4%                  41,379,456

                        Liabilities in excess of other assets - (3.4%)                  (1,351,144)
                                                                                    ---------------

                        NET ASSETS - 100%                                            $  40,028,312
                                                                                    ===============


 *  Non-income producing security.


        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND
                           -------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------




                                    Assets
                                 ------------

Investments, at value (cost $32,336,698)                           $41,379,456
Cash                                                                       738
Investment income receivable                                             8,523
Receivable for investments sold                                        181,983
Receivable for units issued                                             62,538
                                                                 --------------

      Total assets                                                  41,633,238
                                                                 --------------

                                  Liabilities
                                 -------------

Payable for investments purchased                                    1,598,033
Payable for units redeemed                                               6,893
                                                                 --------------

      Total liabilities                                              1,604,926
                                                                 --------------

Net assets                                                         $40,028,312
                                                                 ==============

Net assets were comprised of:
    Units of beneficial interest                                   $25,913,575
    Accumulated net investment income                                  158,428
    Accumulated net realized gain                                    4,913,551
    Net unrealized appreciation                                      9,042,758
                                                                 --------------

    Net assets at December 31, 1997                                $40,028,312
                                                                 ==============

Unit value, offering price and redemption price per unit
    ($40,028,312 / 1,837,939 units of beneficial interest issued
    and outstanding; unlimited number of units authorized)         $     21.78
                                                                 ==============



        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1997



                             Net investment income
                             ----------------------

Income:
    Dividends                                                                        $  219,587
    Interest                                                                            126,874
                                                                                   -------------

       Total income                                                                     346,461
                                                                                   -------------

Expenses:
    Management fee (Note 3)                                                             352,263
    Accounting fees                                                                      42,034
    Audit fees                                                                           12,023
    Directors' fees                                                                       2,505
    Insurance                                                                             4,179
    Legal fees                                                                            1,231
    Registration fees                                                                    12,340
    Miscellaneous                                                                         1,474
                                                                                   -------------
       Total expenses                                                                   428,049

    Expense subsidy (Note 4)                                                            (75,786)
    Management fee reductions (Note 4)                                                  (45,611)
                                                                                   -------------
       Net expenses                                                                     306,652
                                                                                   -------------
Net investment income                                                                    39,809
                                                                                   =============

                     Net realized and unrealized gain on investments
                     -----------------------------------------------

Net realized gain on investments                                                      2,445,973
Change in unrealized appreciation in value of investments during the year             4,450,108
                                                                                   -------------
Net realized and unrealized gain on investments                                       6,896,081
                                                                                   -------------

Net increase in net assets resulting from operations                                 $6,935,890
                                                                                   =============


        The accompanying notes are an integral part of this statement.

                                  SMALL CAPITALIZATION FUND

                              STATEMENT OF CHANGES IN NET ASSETS


                                                                        Years ended
                                                                        December 31,
                                                             -----------------------------------
                                                                  1997                1996
                                                                  ----                ----
Increase in net assets:
    From operations:
      Net investment income                                    $     39,809        $      5,774
      Net realized gain on investments                             2,445,973          2,846,278
      Change in unrealized appreciation in value of
      investments during the year                                  4,450,108          1,536,847
                                                             ----------------    ---------------
        Net increase in net assets resulting from
        operations                                                 6,935,890          4,388,899
                                                             ----------------    ---------------
    From unit transactions:
      Net proceeds from units issued                              19,285,660          7,179,789
      Cost of units redeemed                                      (6,943,447)        (3,666,519)
                                                             ----------------    ---------------
        Net increase in net assets resulting
           from unit transactions                                 12,342,213          3,513,270
                                                             ----------------    ---------------
        Total increase in net assets                              19,278,103          7,902,169

Net assets, beginning of year                                     20,750,209         12,848,040
                                                             ----------------    ---------------

Net assets, end of year                                        $  40,028,312       $ 20,750,209
                                                             ================    ===============

Net change in units outstanding:
     Units issued                                                  1,005,821            458,305
     Units redeemed                                                 (349,979)          (234,176)
                                                             ----------------    ---------------

                                                                     655,842            224,129
                                                             ================    ===============


        The accompanying notes are an integral part of this statement.

                           SMALL CAPITALIZATION FUND

                             FINANCIAL HIGHLIGHTS
         (Selected data for a unit of beneficial interest outstanding throughout each of the periods indicated)




                                                           Years ended December 31,                          April 1, to
                                      ----------------------------------------------------------------      December 31,
                                        1997**               1996              1995              1994           1993*
                                        ---                  ----              ----              ----           ----
Net Asset Value,
   Beginning of period                $    17.55        $    13.41        $    10.23        $    10.89       $    10.00
                                      ----------        ----------        ----------        ----------       ----------
   Investment income                        0.21              0.16              0.17              0.16             0.09
   Expenses                                (0.27)            (0.20)            (0.18)            (0.16)           (0.19)
   Expense subsidy                          0.05              0.03              0.04              0.05             0.10
   Management fee reductions                0.03              0.02              0.02              0.01             0.02
                                      ----------        ----------        ----------        ----------       ----------
Net investment income                       0.02              0.01              0.05              0.06             0.02
Net realized and unrealized
  gain/(loss) on investments                4.21              4.13              3.13             (0.72)            0.87
                                      ----------        ----------        ----------        ----------       ----------
Total from investment operations            4.23              4.14              3.18             (0.66)            0.89
                                      ----------        ----------        ----------        ----------       ----------
Net asset value, end of period        $    21.78        $    17.55        $    13.41        $    10.23       $    10.89
                                      ==========        ==========        ==========        ==========       ==========

Total return                               24.08%            30.88%            31.14%            (6.12)%           8.94%
Ratios/supplemental data:
   Net Assets, End of Period
     (000 omitted)                    $   40,028        $   20,750        $   12,848        $    9,267       $    9,838
   Management fee reductions          $   45,611        $   24,219        $   15,584        $    9,153       $   14,349
Ratios to Average Net Assets:
   Of expenses without waivers
     and assumption of expenses             1.40%             1.37%             1.50%             1.60%            2.46%
   Of management fee reductions            (0.15)            (0.15)            (0.15)            (0.15)           (0.33)
                                      ----------        ----------        ----------        ----------       ----------
   Of expenses                              1.25              1.22              1.35              1.45             2.13
   Of expense subsidy                      (0.25)            (0.22)            (0.35)            (0.45)           (1.31)
                                      ----------        ----------        ----------        ----------       ----------
   Of net expenses                          1.00%             1.00%             1.00%             1.00%            0.82%
                                      ==========        ==========        ==========        ==========       ==========

   Of net investment income                 0.13%             0.04%             0.46%             0.55%            0.28%

Portfolio turnover                            43%               68%               89%              120%             161%
Average brokerage commission
  rate                                $     0.26               N/A               N/A               N/A              N/A

* Commencement of operations.  Ratios have been annualized.

Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                               Value
 ------                                                                               -----
          INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS - 98.3%
               U.S. Government Agency Obligations - 29.9%
$1,330,000       Federal Farm Credit Bank, 6.90%, due 05/01/02                   $    1,377,335
 1,300,000       Federal Home Loan Bank, 6.79%, due 04/17/01                          1,332,825
 2,319,728       Federal Home Loan Mortgage Corporation, 5.60%, due 09/15/00          2,292,170
 2,171,737       Federal National Mortgage Association, 6.00%, due 05/01/01           2,160,031
                                                                                 ---------------
                     Total U.S. Government Agency Obligations                         7,162,361
                                                                                 ---------------
               U.S. Government Obligations - 68.4%
 1,375,000       U.S. Treasury Note,   5.88%, due 10/31/98                            1,377,365
 4,006,000       U.S. Treasury Note,   5.50%, due 11/15/98                            4,001,633
 1,000,000       U.S. Treasury Note,   5.88%, due 01/31/99                            1,002,340
 2,000,000       U.S. Treasury Note,   6.38%, due 04/30/99                            2,018,120
 1,408,000       U.S. Treasury Note,   7.75%, due 11/30/99                            1,460,138
   500,000       U.S. Treasury Note,   5.63%, due 11/30/00                              499,060
 1,150,000       U.S. Treasury Note,   6.50%, due 05/31/01                            1,177,313
   900,000       U.S. Treasury Note,   5.88%, due 11/30/01                              903,654
   500,000       U.S. Treasury Note,   5.88%, due 09/30/02                              502,735
 1,000,000       U.S. Treasury Note,   5.75%, due 11/30/02                            1,000,780
 1,265,000       U.S. Treasury Note,   5.75%, due 08/15/03                            1,265,784
 1,100,000       U.S. Treasury Note,   6.88%, due 05/15/06                            1,177,000
                                                                                 ---------------
                     Total U.S. Government Obligations                               16,385,922
                                                                                 ---------------
                     Total Intermediate-Term U.S. Government
                       Obligations (Cost $23,258,589)                                23,548,283
                                                                                 ---------------

        The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                              Value
 ------                                                                              -----
          SHORT-TERM INVESTMENTS - 0.9%
               Repurchase Agreement - 0.8%
                  Lehman Brothers, dated 12/31/97, 6.25%, due 1/2/98
                     in the amount of $189,000 (collateralized by U.S.
                     Government obligations in a pooled cash account),
$  189,000           repurchase proceeds $189,066                                $      189,000
                                                                                 ---------------
 Number of
  shares
  ------
                 Short-Term Investment Fund - 0.1%
  9,000             Fidelity Institutional Cash Portfolios:  Government                   9,000
                                                                                 ---------------
                    Total Short-Term Investments
                    (Cost $198,000)                                                     198,000
                                                                                 ---------------
                    Total Investments (Cost $23,456,589) - 99.2%                     23,746,283
                    Other assets in excess of liabilities - 0.8%                        202,180
                                                                                 ---------------
                                                           NET ASSETS - 100%     $   23,948,463
                                                                                 ===============

         The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------

                                              Assets
                                           ------------
Investments, at value (cost $23,456,589)                                           $  23,746,283
Cash                                                                                         789
Investment income receivable                                                             211,980
Receivable for units issued                                                                  680
                                                                                   --------------
        Total assets                                                                  23,959,732
                                                                                   --------------
                                           Liabilities
                                          -------------
Payable for units redeemed                                                                11,269
                                                                                   --------------
        Total liabilities                                                                 11,269
                                                                                   --------------
Net assets                                                                         $  23,948,463
                                                                                   ==============
Net assets were comprised of:
    Units of beneficial interest                                                   $  19,042,492
    Accumulated net investment income                                                  5,395,570
    Accumulated net realized loss                                                       (779,293)
    Net unrealized appreciation                                                          289,694
                                                                                   --------------
    Net assets at December 31, 1997                                                $  23,948,463
                                                                                   ==============
Unit value, offering price and redemption price per unit
    ($23,948,463 / 1,932,192 units of beneficial interest issued and
    outstanding; unlimited number of units authorized)                             $       12.39
                                                                                   ==============

        The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------

Income:
    Interest                                                                       $  1,596,815
                                                                               -----------------

Expenses:
    Management fee (Note 3)                                                             194,675
    Accounting fees                                                                      40,970
    Audit fees                                                                           12,023
    Directors' fees                                                                       2,505
    Insurance                                                                             4,474
    Legal fees                                                                            1,231
    Registration fees                                                                     4,956
    Miscellaneous                                                                         1,749
                                                                               -----------------
       Total expenses                                                                   262,583

    Expense subsidy (Note 4)                                                            (67,908)
                                                                               -----------------
       Net expenses                                                                     194,675
                                                                               -----------------
Net investment income                                                                 1,402,140
                                                                               =================

                        Net realized and unrealized gain/(loss) on investments
                        ------------------------------------------------------

Net realized loss on investments                                                        (36,214)
Change in unrealized appreciation in value of investments during the year               173,254
                                                                               -----------------
Net realized and unrealized gain on investments                                         137,040
                                                                               -----------------

Net increase in net assets resulting from operations                               $  1,539,180
                                                                               =================

        The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------

                                                                        Years ended
                                                                        December 31,
                                                             -----------------------------------
                                                                   1997               1996
                                                                   ----               ----
Decrease in net assets:
    From operations:
      Net investment income                                    $   1,402,140      $   1,492,190
      Net realized loss on investments                               (36,214)          (261,104)
      Change in unrealized appreciation/(depreciation) in
      value of investments during the year                           173,254           (513,449)
                                                             ----------------    ---------------
        Net increase in net assets resulting from
        operations                                                 1,539,180            717,637
                                                             ----------------    ---------------
    From unit transactions:
      Net proceeds from units issued                               7,667,388          8,522,957
      Cost of units redeemed                                     (13,808,886)        (9,473,140)
                                                             ----------------    ---------------
        Net decrease in net assets resulting
           from unit transactions                                 (6,141,498)          (950,183)
                                                             ----------------    ---------------
        Total decrease in net assets                              (4,602,318)          (232,546)
Net assets, beginning of year                                     28,550,781         28,783,327
                                                             ----------------    ---------------

Net assets, end of year                                        $  23,948,463      $  28,550,781
                                                             ================    ===============
Net change in units outstanding:
     Units issued                                                    641,679            745,912
     Units redeemed                                               (1,158,939)          (832,085)
                                                             ----------------    ---------------

                                                                    (517,260)           (86,173)
                                                             ================    ===============

        The accompanying notes are an integral part of this statement.

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
            -------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
                             --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the periods indicated)

                                                 Years ended December 31,                    April 1, to
                                    --------------------------------------------------      December 31,
                                      1997          1996           1995          1994           1993*
                                      ----          ----           ----          ----           ----
Net Asset Value,
   Beginning of period              $ 11.66       $ 11.35       $  10.14       $ 10.24       $  10.00
                                    -------       -------       --------       -------       --------
   Investment income                   0.76          0.69           0.66          0.52           0.33
   Expenses                           (0.12)        (0.10)         (0.10)        (0.09)         (0.13)
   Expense subsidy                     0.03          0.01           0.02          0.02           0.07
   Management fee reduction               -             -              -             -           0.02
                                    -------       -------       --------       -------       --------
Net investment income                  0.67          0.60           0.58          0.45           0.29
Net realized and unrealized
  gain/(loss) on investments           0.06         (0.29)          0.63         (0.55)         (0.05)
                                    -------       -------       --------       -------       --------
Total from investment operations       0.73          0.31           1.21         (0.10)          0.24
                                    -------       -------       --------       -------       --------
Net asset value, end of period      $ 12.39       $ 11.66       $  11.35       $ 10.14       $  10.24
                                    =======       =======       ========       =======       ========

Total return                           6.30%         2.68%         12.01%        (1.05)%         2.43%
Ratios/supplemental data:
   Net Assets, End of Period
     (000 omitted)                  $23,948      $ 25,551      $  28,783      $ 22,992      $  17,391
   Management fee reductions        $     -      $      -      $       -      $      -      $   9,789
Ratios to Average Net Assets:
   Of expenses without waivers
     and assumption of expenses        1.01%         0.88%          0.91%         0.96%          1.66%
   Of management fee reductions           -             -              -             -          (0.15)
                                    -------       -------       --------       -------       --------
   Of expenses                         1.01          0.88           0.91          0.96           1.51
   Of expense subsidy                 (0.26)        (0.13)         (0.16)        (0.21)         (0.91)
                                    -------       -------       --------       -------       --------
   Of net expenses                     0.75%         0.75%          0.75%         0.75%          0.60%
                                    =======       =======       ========       =======       ========

   Of net investment income            5.40%         5.26%          5.38%         4.41%          3.76%

Portfolio turnover                       63%          177%           187%          268%           247%

* Commencement of operations.  Ratios have been annualized.

Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                        U.S. GOVERNMENT SECURITIES FUND
                        -------------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------


Principal
 amount                                                                               Value
 ------                                                                               -----
             LONG-TERM U.S. GOVERNMENT OBLIGATIONS - 87.3%
                 U.S. Treasury Bond - 22.2%
$ 590,000           U.S. Treasury Bond, 6.75%, due 08/15/26                       $   649,555
                                                                                  -----------
                 U.S. Treasury Notes - 65.1%
  775,000           U.S. Treasury Note, 5.88%, due 08/31/99                           777,418
  535,000           U.S. Treasury Note, 6.25%, due 10/31/01                           544,110
  175,000           U.S. Treasury Note, 5.75%, due 08/15/03                           175,109
  400,000           U.S. Treasury Note, 6.13%, due 08/15/07                           411,064
                                                                                  -----------
                        Total U.S. Treasury Notes                                   1,907,701
                                                                                  -----------

                        Total Long-Term U.S. Government
                            Obligations (Cost $2,466,921)                           2,557,256
                                                                                  -----------


             SHORT-TERM INVESTMENTS - 10.9%
                 U.S. Treasury Note - 8.5%
  250,000             U.S. Treasury Note, 5.63%, due 11/30/98                         250,000
                                                                                  -----------


 Number of
   shares
   ------
                 Short-Term Investment Fund - 2.4%
   69,000            Fidelity Institutional Cash Portfolios:  Government               69,000
                                                                                  -----------

                        Total Short-Term Investments (Cost $318,280)                  319,000
                                                                                  -----------
                        Total Investments (Cost $2,785,201) - 98.2%                 2,876,256
                        Other assets in excess of liabilities - 1.8%                   51,503
                                                                                  -----------

                                              NET ASSETS - 100%                   $ 2,927,759
                                                                                  ===========

        The accompanying notes are an integral part of this statement.

                        U.S. GOVERNMENT SECURITIES FUND
                        -------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------


                                    Assets
                                 ------------
Investments, at value (cost $2,785,201)                                              $2,876,256
Cash                                                                                        865
Investment income receivable                                                             50,444
Receivable for units issued                                                                 194
                                                                                     ----------
        Total assets                                                                  2,927,759
                                                                                     ----------

                                 Liabilities
                              ----------------


        Total liabilities                                                                     0
                                                                                     ----------

Net assets                                                                           $2,927,759
                                                                                     ==========

Net assets were comprised of:
    Units of beneficial interest                                                     $2,181,832
    Accumulated net investment income                                                   731,587
    Accumulated net realized loss                                                       (76,715)
    Net unrealized appreciation                                                          91,055
                                                                                     ----------

    Net assets at December 31, 1997                                                  $2,927,759
                                                                                     ==========

Unit value, offering price and redemption price per unit
    ($2,927,759 / 209,490 units of beneficial interest issued and
    outstanding; unlimited number of units authorized)                               $    13.98
                                                                                     ==========

        The accompanying notes are an integral part of this statement.

                        U.S. GOVERNMENT SECURITIES FUND
                        -------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------

Income:
    Interest                                                                          $  180,471
                                                                                      ----------


Expenses:
    Management fee (Note 3)                                                               23,662
    Accounting fees                                                                       38,503
    Audit fees                                                                            12,023
    Directors' fees                                                                        2,505
    Insurance                                                                              3,571
    Legal fees                                                                             1,231
    Registration fees                                                                      5,037
    Miscellaneous                                                                          1,058
                                                                                      ----------

       Total expenses                                                                     87,590

    Expense subsidy (Note 4)                                                             (63,928)
    Management fee reduction (Note 4)                                                     (2,783)
                                                                                      ----------

       Net expenses                                                                       20,879
                                                                                      ----------

Net investment income                                                                    159,592
                                                                                      ==========

                     Net realized and unrealized gain/(loss) on investments
                     ------------------------------------------------------

Net realized gain on investments                                                         114,518
Change in unrealized depreciation in value of investments during the year                (15,753)
                                                                                      ----------

Net realized and unrealized gain on investments                                           98,765
                                                                                      ----------

Net increase in net assets resulting from operations                                    $258,357
                                                                                      ==========

        The accompanying notes are an integral part of this statement.

                        U.S. GOVERNMENT SECURITIES FUND
                        -------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------



                                                                        Years ended
                                                                        December 31,
                                                             -----------------------------------
                                                                  1997              1996
                                                                  ----              ----
Increase/(decrease) in net assets:

    From operations:

      Net investment income                                   $      159,592      $     164,927
      Net realized gain on investments                               114,518             54,565
      Unrealized depreciation in value of investments
      during the year                                                (15,753)          (271,709)
                                                             ----------------    ---------------

        Net increase/(decrease) in net assets resulting
          from operations                                            258,357            (52,217)
                                                             ----------------    ---------------

    From unit transactions:
      Net proceeds from units issued                                 772,453            794,123
      Cost of units redeemed                                        (849,728)          (872,518)
                                                             ----------------    ---------------

        Net decrease in net assets resulting
          from unit transactions                                     (77,275)           (78,395)
                                                             ----------------    ---------------

        Total increase/(decrease) in net assets                      181,082           (130,612)

Net assets, beginning of year                                      2,746,677          2,877,289
                                                             ----------------    ---------------

Net assets, end of year                                       $    2,927,759      $   2,746,677
                                                             ================    ===============

Net change in units outstanding:
     Units issued                                                     59,298             64,599
     Units redeemed                                                  (65,037)           (70,569)
                                                             ----------------    ---------------

                                                                      (5,739)            (5,970)
                                                             ================    ===============


        The accompanying notes are an integral part of this statement.

                        U.S. GOVERNMENT SECURITIES FUND
                        -------------------------------

                             FINANCIAL HIGHLIGHTS
                             --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the periods indicated)



                                                 Years ended December 31,                    April 1, to
                                    --------------------------------------------------      December 31,
                                      1997          1996           1995          1994           1993*
                                      ----          ----           ----          ----           ----
Net Asset Value,
  Beginning of period               $ 12.76       $ 13.01        $ 10.00       $ 10.91        $ 10.00
                                    -------       -------        -------       -------        -------
  Investment income                    0.85          0.83           0.81          0.70           0.45
  Expenses                            (0.41)        (0.26)         (0.25)        (0.24)         (0.38)
  Expense subsidy                      0.30          0.16           0.16          0.15           0.31
  Management fee reductions            0.01          0.01           0.01          0.01           0.02
                                    -------       -------        -------       -------        -------
Net investment income                  0.75          0.74           0.73          0.62           0.40
Net realized and unrealized
 gain/(loss) on investments            0.47         (0.99)          2.28         (1.53)          0.51
                                    -------       -------        -------       -------        -------
Total from investment operations       1.22         (0.25)          3.01         (0.91)          0.91
                                    -------       -------        -------       -------        -------
Net asset value, end of period      $ 13.98       $ 12.76        $ 13.01       $ 10.00        $ 10.91
                                    =======       =======        =======       =======        =======

Total return                           9.55%        (1.89)%        30.11%        (8.39)%         9.12%
Ratios/supplemental data:
  Net Assets, End of Period
   (000 omitted)                    $   2,928     $   2,747      $  2,877      $   2,628     $  2,916
  Management fee reductions         $   2,783     $   2,757      $  2,527      $   1,886     $  3,040
Ratios to Average Net Assets:
  Of expenses without waivers
   and assumption of expenses           3.15%         2.09%         2.22%          2.38%        4.69%
  Of management fee reductions         (0.10)        (0.10)         (0.10)        (0.10)       (0.21)
                                    --------      --------       --------      --------      --------
  Of expenses                           3.05          1.99           2.12          2.28         4.48
  Of expense subsidy                   (2.30)        (1.24)         (1.37)        (1.53)       (3.84)
                                    --------      --------       --------      --------      ---------
  Of net expenses                       0.75%         0.75%          0.75%         0.75%        0.64%
                                    ========      ========       ========      ========      =========

  Of net investment income              5.73%         6.01%          6.38%         6.23%        4.91%

Portfolio turnover                        87%           48%            17%          174%         232%


* Commencement of operations.  Ratios have been annualized.

Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                                Value
 ------                                                                                -----
           CORPORATE BONDS - 27.0%
              Financial & Other - 15.0%
$ 150,000        Associates Corporation of North America,   7.70%, due 3/01/02    $    158,663
  450,000        Chrysler Financial Corporation,   6.95%, due 03/25/02                 460,967
  200,000        Chubb Capital, 6.88%, due 02/01/03                                    205,014
   78,907        Ford Credit Grantor Trust,   5.90%, due 10/15/00                       78,833
  400,000        Ford Motor Credit Company,   6.25%, due 12/08/05                      395,716
  350,000        General Motors Acceptance Corporation,   6.63%, due 10/15/05          354,858
   31,421        General Motors Acceptance Corporation,   7.15%, due 03/15/00           31,548
  250,000        Household Finance Corporation,   6.70%, due 01/06/00                  252,782
  200,000        Premier Auto Trust,   6.25%, due 08/06/01                             200,500
  288,135        Toyota Auto Receivables,   6.45%, due 04/15/02                        289,305
  200,000        SBC Communications, Inc.,   6.88%, due 08/15/06                       206,950
  150,000        U.S. Leasing International,   5.95%, due 10/15/03                     146,680
                                                                                ----------------
                      Total Financial & Other                                        2,781,816
                                                                                ----------------
              Financial Services - 12.0%
  150,000        BankAmerica Corporation,   6.85%, due 03/01/03                        152,984
  300,000        Commercial Credit Corporation,   5.90%, due 09/01/03                  294,033
  150,000        Commercial Credit Corporation,   6.13%, due 12/01/05                  147,156
  350,000        First Chicago NBD Corporation,   7.13%, due 05/15/07                  365,278
  200,000        First Union Corporation,   7.00%, due 03/15/06                        206,074
  450,000        NationsBank Corporation,   7.00%, due 05/15/03                        463,302
  200,000        Norwest Corporation,   6.20%, due 12/01/05                            197,977
  400,000        Smith Barney Holdings Inc.,  7.00%, due 03/15/04                      412,500
                                                                                ----------------
                      Total Financial Services                                       2,239,304
                                                                                ----------------
                      Total Corporate Bonds (Cost $4,851,509)                        5,021,120
                                                                                ----------------



        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
amount                                                                                Value
------                                                                                -----
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.2%

            U.S. Government Agency Obligations - 28.0%
$  500,000    Federal Home Loan Bank,   7.00%, due 04/02/07                         $   532,185
   100,000    Federal Home Loan Bank,   6.05%, due 06/28/00                             100,562
 1,093,563    Federal Home Loan Mortgage Corporation,   7.00%, due 09/01/04           1,109,616
   194,917    Federal National Mortgage Association,   6.50%, due 03/01/00              195,379
   672,241    Federal National Mortgage Association,   7.00%, due 07/01/04              681,693
   758,454    Federal National Mortgage Association,   7.00%, due 12/01/03              768,472
   692,303    Government National Mortgage Association,   7.00%, due 11/15/27           697,925
 1,087,489    Government National Mortgage Association,   7.50%, due 10/15/27         1,113,991
                                                                                  --------------
                       Total U.S. Government Agency Obligations                       5,199,823
                                                                                  --------------

              U.S. Treasury Obligations - 34.2%
  780,000       U.S. Treasury Bond,  6.25%, due 08/15/23                                803,400
  655,000       U.S. Treasury Bond,  7.25%, due 08/15/22                                756,630
1,700,000       U.S. Treasury Note,  5.50%, due 04/15/00                              1,693,098
  500,000       U.S. Treasury Note,  5.75%, due 11/15/00                                500,935
1,100,000       U.S. Treasury Note,  5.88%, due 08/31/99                              1,103,431
  190,000       U.S. Treasury Note,  6.38%, due 03/31/01                                193,563
  885,000       U.S. Treasury Note,  6.38%, due 08/15/02                                907,815
  390,000       U.S. Treasury Note,  6.50%, due 10/15/06                                408,344
                                                                                  --------------
                       Total U.S. Treasury Obligations                                6,367,216
                                                                                  --------------
                Total U.S. Government and Agency
                Obligations (Cost $11,362,145)                                       11,567,039
                                                                                  --------------


        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                              Value
 ------                                                                              -----
        SHORT-TERM INVESTMENTS - 9.7%
            Repurchase Agreements - 7.7%
               Goldman Sachs and Company, dated 12/31/97, 5.75%,
                due 1/2/98 in the amount of $591,000 (collateralized
                by U.S. Government obligations in a pooled cash
$ 591,000       account), repurchase proceeds $591,189                               $  591,000

               Lehman Brothers, dated 12/31/97, 6.25%, due 1/2/98 in the amount of $835,000 (collateralized by U.S. Government obligations in a pooled cash account), repurchase proceeds
  835,000       $835,290                                                                835,000
                                                                                ----------------
                             Total Repurchase Agreements                              1,426,000
                                                                                ----------------
Number
 of
shares
------
             Short-Term Investment Fund - 2.0%
  367,300       Fidelity Institutional Cash Portfolios:  Government                     367,300
                                                                                ----------------
                 Total Short-Term Investments (Cost $1,793,300)                       1,793,300
                                                                                ----------------
                 Total Investments (Cost $18,006,954) - 98.9%                        18,381,459
                 Other assets in excess of liabilities - 1.1%                           213,791
                                                                                ----------------

                 NET ASSETS - 100%                                               $   18,595,250
                                                                                ================

        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND
                          ---------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------

                                     Assets
                                 ------------

Investments, at value (cost $18,006,954)                                              $18,381,459
Cash                                                                                          135
Investment income receivable                                                              213,981
Receivable for units issued                                                                   208
                                                                                    --------------
        Total assets                                                                   18,595,783
                                                                                    --------------

                                           Liabilities
                                           ------------

Payable for units redeemed                                                                    533
                                                                                    --------------
        Total liabilities                                                                     533
                                                                                    --------------

Net assets                                                                            $18,595,250
                                                                                    ==============

Net assets were comprised of:
    Units of beneficial interest                                                      $16,315,954
    Accumulated net investment income                                                   1,608,215
    Accumulated net realized gain                                                         296,576
    Net unrealized appreciation                                                           374,505
                                                                                    --------------

    Net assets at December 31, 1997                                                   $18,595,250
                                                                                    ==============

Unit value, offering price and redemption price per unit
    ($18,595,250 / 1,458,246 units of beneficial interest issued and outstanding; unlimited number of units authorized)
                                                                                      $     12.75
                                                                                    ==============

        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1997



                             Net investment income
                             ---------------------
Income:
  Interest                                                     $  955,834
                                                             -------------


Expenses:
  Management fee (Note 3)                                         112,462
  Accounting fees                                                  39,659
  Audit fees                                                       12,023
  Directors' fees                                                   2,505
  Insurance                                                         3,792
  Legal fees                                                        7,782
  Registration fees                                                 8,635
  Miscellaneous                                                     1,149
                                                             -------------
    Total expenses                                                188,007

  Expense subsidy (Note 4)                                        (75,545)
                                                             -------------
    Net expenses                                                  112,462
                                                             -------------
Net investment income                                             843,372
                                                             =============

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                   85,966
Change in unrealized appreciation in value of
 investments during the year                                      359,955
                                                             -------------
Net realized and unrealized gain on investments                   445,921
                                                             -------------

Net increase in net assets resulting from operations           $1,289,293
                                                             =============





        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                                        Years ended
                                                                        December 31,
                                                             -----------------------------------
                                                                  1997              1996
                                                                  ----              ----
Increase in net assets:

  From operations:
    Net investment income                                       $    843,372       $    337,012
    Net realized gain/(loss) on investments                           85,966           (136,033)
    Change in unrealized appreciation/(depreciation) in
    value of investments during the year                             359,955           (106,912)
                                                             ----------------    ---------------
      Net increase in net assets resulting from operations         1,289,293             94,067
                                                             ----------------    ---------------

  From unit transactions:
    Net proceeds from units issued                                14,646,175          5,518,425
    Cost of units redeemed                                        (4,288,976)        (3,694,415)
                                                             ----------------    ---------------
      Net increase in net assets resulting
       from unit transactions                                     10,357,199          1,824,010
                                                             ----------------    ---------------
      Total increase in net assets                                11,646,492          1,918,077
Net assets, beginning of year                                      6,948,758          5,030,681
                                                             ----------------    ---------------

Net assets, end of year                                         $ 18,595,250       $  6,948,758
                                                             ================    ===============

Net change in units outstanding:
    Units issued                                                   1,218,217            477,320
    Units redeemed                                                  (344,539)          (323,790)
                                                             ----------------    ---------------

                                                                     873,678            153,530
                                                             ================    ===============




        The accompanying notes are an integral part of this statement.

                          INTERMEDIATE TERM BOND FUND

                             FINANCIAL HIGHLIGHTS
         (Selected data for a unit of beneficial interest outstanding throughout each of the periods indicated)


                                                                                          October 3, 1994
                                                         Years ended December 31,                to
                                                  ------------------------------------      December 31,
                                                    1997           1996          1995           1994*
                                                    ----           ----          ----           ----
Net Asset Value,
   Beginning of period                            $ 11.89       $  11.67       $  9.99       $  10.00
                                                  -------       --------       -------       --------
   Investment income                                 0.64           0.70          0.72           0.17
   Expenses                                         (0.13)         (0.16)        (0.16)         (0.08)
   Expense subsidy                                   0.05           0.07          0.08           0.06
                                                  ---------     --------       -------       --------
Net investment income                                0.56           0.61          0.64           0.15
Net realized and unrealized
  gain/(loss) on investments                         0.30          (0.39)         1.04          (0.16)
                                                  -------       --------       -------       --------
Total from investment operations                     0.86           0.22          1.68          (0.01)
                                                  -------       --------       -------       --------
Net asset value, end of period                    $ 12.75       $  11.89       $ 11.67       $   9.99
                                                  =======       ========       =======       ========

Total return                                         7.26%          1.86%        16.79%         (0.32)%
Ratios/supplemental data:
   Net Assets, End of Period
     (000 omitted)                                $18,595       $  6,949       $ 5,031       $  5,124
Ratios to Average Net Assets:
   Of expenses                                       1.25%          1.42%         1.43%          1.38%
   Of expense subsidy                               (0.50)         (0.67)        (0.68)         (0.63)
                                                  -------       --------       -------       --------
   Of net expenses                                   0.75%          0.75%         0.75%          0.75%
                                                  =======       ========       =======       ========

   Of net investment income                          5.61%          5.32%         5.89%          6.12%

Portfolio turnover                                    138%           134%          198%             7%

* Commencement of operations.  Ratios have been annualized.

Per unit amounts are calculated using average units outstanding for the period.




        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

                                                                             Annualized
Principal                                                       Maturity    yield on date
 amount                                                           date       of purchase     Value
 ------                                                           ----      -------------    -----
             CERTIFICATES OF DEPOSIT - 3.7%
$2,000,000     Bankers Trust New York Corporation               04/02/98       6.24%       $ 1,999,858
 3,000,000     Bankers Trust New York Corporation               05/21/98       6.16%         3,000,415
                                                                                           ------------
                   Total Certificates of Deposit                                             5,000,273
                                                                                           ------------
             COMMERCIAL PAPER - 68.0%
 5,850,000     American Express Credit Corporation              03/02/98       5.57%         5,795,693
 5,900,000     Anheuser Busch Co.                               01/16/98       5.49%         5,886,504
 1,520,000     Baltimore Gas & Electric Co., Inc.               01/16/98       5.87%         1,516,282
 1,000,000     Bear Stearns                                     01/20/98       5.53%           997,081
 5,000,000     Bell South Telephone                             02/09/98       5.68%         4,969,233
 5,500,000     Cades                                            03/23/98       5.58%         5,430,948
 1,500,000     Caterpillar Financial Services Company           01/09/98       5.54%         1,498,153
 6,000,000     Coca-Cola Company                                02/13/98       5.64%         5,959,580
 2,115,000     Florida Power & Light, Series B                  03/05/98       5.70%         2,114,551
 5,000,000     Ford Credit Europe                               02/04/98       5.50%         4,974,028
 2,700,000     General Electric Capital Corporation             01/23/98       5.60%         2,690,760
 3,000,000     General Electric Capital Corporation             01/21/98       5.72%         2,990,467
 5,900,000     Goldman Sachs Group, LP                          04/20/98       5.55%         5,800,855
 4,000,000     International Lease Finance Corporation          01/12/98       5.55%         3,993,217
 1,950,000     Lucent Technologies Inc.                         01/23/98       5.68%         1,943,512
 4,000,000     Lucent Technologies Inc.                         02/06/98       5.72%         3,977,120
 3,500,000     Merrill Lynch & Company                          02/27/98       5.60%         3,468,966
 4,000,000     Met Life                                         03/20/98       5.67%         3,950,687
 4,000,000     National Rural Utilities Cooperative Finance     04/17/98       5.67%         3,933,220
 1,500,000     National Rural Utilities Cooperative Finance     02/27/98       6.01%         1,500,457
 5,500,000     Schering Corporation                             02/03/98       5.64%         5,471,565
 1,000,000     Societe Generale - Spons. ADR                    01/12/98       5.77%           999,993
 5,768,000     Toyota Motor Credit Co.                          01/16/98       5.73%         5,754,232
 6,000,000     USAA Capital                                     02/13/98       5.68%         5,959,293
                                                                                          -------------
                 Total Commercial Paper                                                     91,576,397
                                                                                          -------------

                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                                        Value
 ------                                                                                        -----
             CORPORATE BONDS - 10.4%
$5,000,000     Bank One Indiana, NA, 5.51%, due 02/05/98                                    $ 4,999,721
 3,000,000     International Business Machines Corporation, 5.65%, due 01/22/98               2,999,765
 1,000,000     International Business Machines Credit Corporation, 5.65%, due 09/15/98          999,673
 1,900,000     International Business Machines Credit Corporation, 5.80%, due 11/06/98        1,899,613
 1,000,000     International Lease Finance Corporation, 6.04%, due 05/06/98                     999,571
 2,000,000     Merrill Lynch & Company, Inc., 5.92%, due 08/03/98                             2,000,000
                                                                                          --------------
                        Total Corporate Bonds                                                13,989,343
                                                                                          --------------
Number of
 shares
 ------
             SHORT-TERM INVESTMENT FUND - 2.8%
 3,774,000     Fidelity Institutional Cash Portfolios:  Government                            3,774,000
                                                                                        ----------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%
 2,000,000     Federal Home Loan Bank, 5.84%, due 12/17/98                                    1,998,926
 2,000,000     Federal National Mortgage Association, 5.94%, due 08/14/98                     2,001,318
 3,000,000     Federal National Mortgage Association, 5.51%, due 02/24/98                     2,998,092
                                                                                        ----------------
                        Total U.S. Government Agency Obligations                              6,998,336
                                                                                        ----------------

        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------

                           PORTFOLIO OF INVESTMENTS
                           ------------------------

                               DECEMBER 31, 1997
                               -----------------

Principal
 amount                                                                                     Value
 ------                                                                                     -----
             U.S. TREASURY NOTE - 2.2%
$3,000,000     U.S. Treasury Note, 5.13%, due 02/28/98                                  $    2,997,169
                                                                                       ----------------
             REPURCHASE AGREEMENTS - 7.6%
               Goldman Sachs and Company, dated 12/31/97, 5.75%,
                 due 1/2/98 in the amount of $4,180,000 (collateralized by U.S.
4,180,000        Government obligations in a pooled cash account), repurchase               4,180,000
                 proceeds $4,181,335
               Lehman Brothers, dated 12/31/97, 6.25%, due 1/2/98 in the
                 amount of $6,075,000 (collateralized by U.S.
6,075,000        Government obligations in a pooled cash account), repurchase
                 proceeds $6,077,109                                                        6,075,000
                                                                                       ----------------
                                Total Repurchase Agreements                                10,255,000
                                                                                       ----------------
                                Total Investments (Cost $134,499,518) - 99.9%             134,499,518
                                Other assets in excess of liabilities - 0.1%                   79,376
                                                                                       ----------------
                                                   NET ASSETS - 100%                     $134,578,894
                                                                                       ================

        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

                               DECEMBER 31, 1997
                               -----------------


                                    Assets
                                 ------------
Investments, at amortized cost, which approximates value                            $134,499,518
Cash                                                                                         676
Investment income receivable                                                             683,394
Receivable for units issued                                                              358,596
                                                                                  ---------------
        Total assets                                                                 135,542,184
                                                                                  ---------------

                                  Liabilities
                                 -------------

Payable for units redeemed                                                               963,290
                                                                                  ---------------
        Total liabilities                                                                963,290
                                                                                  ---------------

Net assets at December 31, 1997                                                     $134,578,894
                                                                                  ===============

Unit value, offering price and redemption price per unit
    ($134,578,894 / 134,578,894 units of beneficial interest issued
    and outstanding; unlimited number of units authorized)                          $       1.00
                                                                                  ===============



        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------

                            STATEMENT OF OPERATIONS
                            -----------------------

                               DECEMBER 31, 1997
                               -----------------


                             Net investment income
                             ---------------------

Income:
    Interest                                                         $6,927,151
                                                                   -------------

Expenses:
    Management fee (Note 3)                                             806,004
    Accounting fees                                                      52,236
    Audit fees                                                           12,023
    Directors' fees                                                       2,505
    Insurance                                                             5,522
    Legal fees                                                            1,231
    Registration fees                                                    30,932
    Miscellaneous                                                         2,855
                                                                   -------------
       Total expenses                                                   913,308

    Expense subsidy (Note 4)                                           (107,304)
    Management fee reduction (Note 4)                                  (185,719)
                                                                   -------------
       Net expenses                                                     620,285
                                                                   -------------
Net investment income                                                $6,306,866
                                                                   =============




        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------

                                                                         Years ended
                                                                         December 31,
                                                             ------------------------------------
                                                                   1997              1996
                                                                   ----              ----
Increase in net assets:
    From operations:
      Net investment income                                  $      6,306,866     $    4,432,124
                                                             -----------------    ---------------
      Dividends to unitholders                                     (6,306,866)        (4,432,124)
                                                             -----------------    ---------------
    From unit transactions:
      Net proceeds from units issued                              185,047,372        163,851,223
      Net asset value of units issued for
         dividends reinvested                                       4,021,779          4,432,124
      Cost of units redeemed                                     (173,596,247)      (120,487,579)
                                                             -----------------    ---------------
        Net increase in net assets resulting
           from unit transactions                                  15,472,904         47,795,768
                                                             -----------------    ---------------
        Total increase in net assets                               15,472,904         47,795,768
Net assets, beginning of year                                     119,105,990         71,310,222
                                                             -----------------    ---------------

Net assets, end of year                                      $    134,578,894     $  119,105,990
                                                             =================    ===============

Net change in units outstanding:
     Units issued                                                 185,047,372        163,851,223
     Units redeemed                                              (173,596,247)      (120,487,579)
     Units issued for dividends reinvested                          4,021,779          4,432,124
                                                             -----------------    ---------------

                                                                   15,472,904         47,795,768
                                                             =================    ===============


        The accompanying notes are an integral part of this statement.

                               MONEY MARKET FUND
                               -----------------


                             FINANCIAL HIGHLIGHTS
                             --------------------
         (Selected data for a unit of beneficial interest outstanding throughout each of the years indicated)

                                                         Years ended December 31,
                                    -------------------------------------------------------------------
                                      1997          1996           1995          1994           1993
                                      ----          ----           ----          ----           ----
Net Asset Value,
   Beginning of year                $  1.000      $  1.000      $   1.000      $  1.000       $  1.000
                                    --------      --------      ---------      --------
   Investment income                   0.056         0.054          0.059         0.045          0.032
   Expenses                           (0.007)       (0.008)        (0.008)       (0.008)        (0.008)
   Expense subsidy                     0.001         0.001          0.001         0.001          0.002
   Management fee reductions           0.001         0.002          0.002         0.001              -
                                    --------      --------      ---------      --------       --------
Net investment income                  0.051         0.049          0.054         0.039          0.026
Dividends to unitholders              (0.051)       (0.049)        (0.054)       (0.039)        (0.026)
                                    --------      --------      ---------      --------       --------
Net asset value, end of year        $  1.000      $  1.000      $   1.000      $  1.000       $  1.000
                                    ========      ========      =========      ========

Total return                           5.10%         5.10%          5.57%         3.80%          2.60%
Ratios/supplemental data:
   Net Assets, End of Year
     (000 omitted)                  $134,579      $119,106      $ 71,310       $ 55,505       $ 28,024
   Management fee reductions        $185,719      $134,952      $100,525       $ 27,802       $      -
Ratios to Average Net Assets:
   Of expenses without waivers
     and assumption of expenses       0.74%         0.72%          0.72%         0.83%           0.82%
   Of management fee reductions       (0.15)        (0.15)         (0.15)        (0.15)              -
                                    -------       -------       --------       -------       ---------
   Of expenses                         0.59          0.57           0.57          0.68            0.82
   Of expense subsidy                 (0.09)        (0.07)         (0.07)        (0.18)          (0.17)
                                    -------       -------       --------       -------       ---------
   Of net expenses                    0.50%         0.50%          0.50%         0.50%           0.65%
                                    =======       =======       ========       =======       =========

   Of net investment income           5.09%         4.93%          5.43%         3.90%           2.57%

Per unit amounts are calculated using average units outstanding for the year.


        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASSOCIATION
                    ----------------------------------------

                                  AVESTA TRUST
                                  ------------

                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------

                                DECEMBER 31, 1997
                                -----------------

NOTE 1 - TRUST DESCRIPTION
--------------------------

The AVESTA Trust (the "Trust"), formerly the Retirement Investment Trust, is registered under the Investment Company Act of 1940 as an open-end, management investment company that consists of fifteen funds for the collective investment of retirement accounts for which Texas Commerce Bank National Association ("TCB") or one of its affiliated banks serves as trustee. Under an amended and restated Declaration of Trust, TCB is the Trustee of the Trust and, as such, provides or arranges for the provision of investment advisory, administrative and custodial services and unit holder accounting. Chase Securities of Texas, Inc., an affiliate of TCB, is the distributor of the Trust. Each fund has an unlimited number of units authorized.

The Trust currently offers ten funds, each of which is accounted for separately and has a different investment objective.

The EQUITY GROWTH FUND seeks to increase retirement assets primarily by investing in equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stock, that provide capital appreciation. Current income is a secondary objective.

The EQUITY INCOME FUND seeks to increase retirement assets by investing primarily in equity-based securities that provide capital appreciation as well as current income.

The BALANCED FUND seeks to increase retirement assets by investing in a combination of bonds and equity-based securities to provide a balance of current income and capital appreciation.

The INCOME FUND seeks to increase retirement assets by investing primarily in domestic debt securities that earn a high level of current income with consideration also given to safety of principal.

The CORE EQUITY FUND seeks to increase retirement assets by investing primarily in common stocks of U.S. companies to maximize total investment return through emphasis on capital appreciation and current income consistent with reasonable risk.

The SMALL CAPITALIZATION FUND seeks to increase retirement assets by investing primarily in common stocks and other equity-based securities of small capitalization U.S. companies that can provide capital appreciation.

The SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in shorter-term securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide a high level of current income as is consistent with the preservation of capital.

The U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide current income with emphasis on the preservation of capital. There is no restriction on the maturity of the Fund's portfolio or any particular portfolio security.

The INTERMEDIATE TERM BOND FUND seeks to increase retirement assets by investing primarily in debt securities with intermediate term maturities to provide current income, with consideration given to stability of principal.

The MONEY MARKET FUND seeks to increase retirement assets by investing only in instruments with a remaining maturity of thirteen months or less to provide a high level of current income with equal emphasis on liquidity and stability of principal.

The RISK MANAGER-INCOME FUND ceased operations on December 26, 1997.

The RISK MANAGER-BALANCED FUND ceased operations on December 26, 1997.

The RISK MANAGER-GROWTH FUND ceased operations on December 29, 1997.

The INTERNATIONAL EQUITY FUND had not commenced operations at December 31, 1997.

The INTERNATIONAL BOND FUND had not commenced operations at December 31, 1997.

The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Securities Valuation

Securities listed or traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded, usually 3:00 p.m. Central Standard

Time. Unlisted securities and listed securities for which the last sales price is not available are valued at the last reported bid price.

U.S. Government securities are valued at the last reported bid price. For all funds except for the Money Market Fund, short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities are valued at amortized cost if (1) their term to maturity from date of purchase was 60 days or less, (2) their maturity is 60 days or less, or (3) their original term to maturity from date of purchase exceeded 60 days, by amortizing their value on the 61st day prior to maturity. The Money Market Fund values all securities at amortized cost.

A repurchase agreement is a short-term investment in which a fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time at a specified price. Repurchase agreements are entered into only with approved counterparties, which are monitored, on a daily basis. It is the Trust's policy that its custodian take possession of the underlying collateral securities, through physical delivery or book entry transfer, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day; the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

Federal Income Taxes

No provision for federal income taxes is required because the IRS has ruled that the Trust is a pooled-fund arrangement exempt from Federal Income Tax. To maintain this tax-exempt status, only Individual Retirement Accounts, Keogh plans, 401(k) plans and other plans exempt from federal taxation may invest in the Trust.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized using the scientific method except for the Money Market Fund, which utilizes the straight-line method.

Dividend Distributions

The Money Market Fund declares daily and pays monthly dividend distributions from net investment income and short-term capital gains, if any; such dividend distributions are automatically reinvested. Dividend distributions are recorded on ex-dividend date. The other nine funds do not declare or pay dividends on investment income or capital gains.

NOTE 3 - MANAGEMENT FEES
------------------------

The Trust has management agreements with TCB. Pursuant to these agreements, TCB has responsibility for all investment advisory services in connection with the management of the fund. TCB pays the compensation of officers and employees of the Trust, occupancy and certain accounting and clerical costs of the Trust. The Trust bears all other costs and expenses.

The investment management fee paid by each fund is accrued daily and paid monthly. With respect to the Equity Growth Fund, the Equity Income Fund, the Balanced Fund, the Income Fund and the Core Equity Fund, the management fee is limited to an annual rate of 1.00% of the first $250 million of the average daily net assets, 0.90% of the next $250 million of such net assets and 0.80% of such net assets in excess of $500 million. The Short-Intermediate Term U.S. Government Securities Fund and the Intermediate Term Bond Fund pay a management fee limited to an annual rate of 0.75% of the first $250 million of the average daily net assets, 0.65% of the next $250 million of such net assets and 0.55% of such net assets in excess of $500 million. The U.S. Government Securities Fund pays a management fee limited to an annual rate of 0.85% of the first $250 million of the average daily net assets, 0.75% of the next $250 million of such net assets and 0.65% of such net assets in excess of $500 million. The Small Capitalization Fund pays a management fee limited to an annual rate of 1.15% of the first $250 million of the average daily net assets, 1.05% of the next $250 million of such net assets and 0.95% of such net assets in excess of $500 million. The Money Market Fund pays a management fee limited to an annual rate of 0.65% of average daily net assets.

NOTE 4 - EXPENSE SUBSIDY AND VOLUNTARY FEE WAIVER
-------------------------------------------------

In accordance with the management agreements, TCB has agreed to subsidize 100% of the operating expenses in excess of the management fee of each fund until net assets of each fund exceeds $250 million. Generally, expenses applicable to all funds are allocated equally. Expenses incurred for specific funds are allocated to the respective funds.

From time to time, TCB may voluntarily elect to waive a portion of a fund's management fee. The voluntary fee waiver may be discontinued at any time without prior notice.

For the year ended December 31, 1997, TCB elected to reduce management fees by a total of $362,520 resulting in the following amounts of fees reduced per fund:
$128,407 in the Income Fund, $45,611 in the Small Capitalization Fund, $2,783 in the U.S. Government Securities Fund, and $185,719 in the Money Market Fund.

NOTE 5 - PORTFOLIO SECURITIES
-----------------------------

Purchases and sales of investment securities, excluding short-term securities for the period ended December 31, 1997 and gross unrealized appreciation and depreciation at December 31, 1997 were as follows:

                                                                                      Gross              Gross
                                                                                   Unrealized         Unrealized
                                            Purchases             Sales           Appreciation       Depreciation
                                            ---------             -----           ------------       ------------
Equity Growth Fund                        $ 23,860,577        $ 25,237,546       $ 30,967,349          $ 372,263
Equity Income Fund                           9,501,610          13,848,943         29,389,616             64,046
Balanced Fund                               27,175,925          15,686,324          5,801,780             80,160
Income Fund                                 55,045,230          46,680,285          1,561,043              9,874
Core Equity Fund                            21,475,599           8,467,788         16,857,882             98,363
Small Capitalization Fund                   23,537,078          12,339,436          9,974,774            932,016
Short-Intermediate Term  U.S.
  Government Securities Fund                15,277,896          18,683,695            306,920             17,227
U.S. Government Securities Fund              2,514,948           2,130,300             91,055                  0

Intermediate Term Bond Fund                 28,487,351          18,155,253            376,066              1,561


Purchases and sales of long-term U.S. Government Obligations included in the purchase and sale amounts above for the year ended December 31, 1997 are as follows:

                                                                                      Gross              Gross
                                                                                   Unrealized          Unrealized
                                            Purchases            Sales            Appreciation        Depreciation
                                            ---------            -----            ------------        ------------
Balanced Fund                           $  12,298,513       $   3,394,858         $    337,726        $    4,313
Income Fund                                41,976,456          45,200,612              720,378             9,874
Short-Intermediate Term  U.S.
  Government Securities Fund               13,659,555          18,015,510              306,920            17,227
U.S. Government Securities Fund             2,514,948           2,130,300               91,055                 0
Intermediate Term Bond Fund                 6,137,666           6,991,911              205,352               461

The Money Market Fund held only short-term securities and, therefore, is not included above.

NOTE 6 - REVERSE SPLIT OF SHARES OF BENEFICIAL INTEREST
-------------------------------------------------------

On May 7, 1993, the Equity Growth Fund, the Equity Income Fund, the Balanced Fund and the Income Fund effected a 10 for 1 reverse split of shares of beneficial interest. One unit of beneficial interest was exchanged for each ten units of beneficial interest outstanding.

NOTE 7 - SUBSEQUENT EVENTS
--------------------------

At a Special Meeting of Participating Trusts of the Trust held on December 2, 1997, the Participating Trusts approved the redomiciling and conversion (the "Conversion") of the Money Market, Income, Intermediate Term Bond, Equity Growth, Equity Income, Balanced, Short-Intermediate Term U.S. Government Securities, U.S. Government Securities, Small Capitalization and Core Equity Fund, of the Trust to the Chase Funds portfolios of a Mutual Fund Investment Trust, a newly formed open-end investment company organized as a Massachusetts business trust ("MFIT"). The Conversion occurred following the close of business on December 31, 1997. In the Conversion, each of the funds transferred its assets and liabilities to a corresponding portfolio of MFIT and received, in exchange, shares of the corresponding portfolio. Shares of MFIT were subsequently distributed to Participating Trusts. Following the Conversion, each fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders.

On January 20, 1998, Texas Commerce Bank National Association changed its name to Chase Bank of Texas National Association.

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------



To the Unitholders and the Supervisory Committee of the AVESTA Trust


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the selected per unit data and ratios for the funds listed in the accompanying index, present fairly, in all material respects, the financial position of each of the portfolios constituting the AVESTA Trust (the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the periods specified in the accompanying index, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received provide a reasonable basis for the opinion expressed above.






Houston, Texas
February 16, 1998

SUPPLEMENTAL PROXY INFORMATION - UNITHOLDER MEETING RESULTS


A Special Meeting of Participating Trusts of the AVESTA Trust was held on December 2, 1997. The Participating Trusts present at the Meeting, in person or by proxy, each cast their votes on the following matters (each of which was approved by the requisite vote of Participating Trusts) as follows (all fractional shares rounded):

To approve or disapprove of the Plan of Conversion:


      Fund                                                       For             Against    Abstained
      ----                                                -------------------------------------------
      Equity Growth Fund                                      1,029,548           47,206       34,361
      Equity Income Fund                                      1,078,580           31,630       73,010
      Balanced Fund                                             425,801           41,330       14,824
      Income Fund                                             1,271,054           15,785       74,571
      Core Equity Fund                                        1,118,019           29,583       42,935
      Small Capitalization Fund                                 888,690           14,628       43,113
      Short-Intermediate Term U.S. Government
        Securities Fund                                       1,115,747                -       23,311
      U.S. Government Securities Fund                           146,406                -        2,025
      Intermediate Term Bond Fund                               741,035                -       12,258
      Money Market Fund                                      72,938,791        3,155,244    1,780,156

To approve or disapprove the proposed changes to the Fund's fundamental investment objectives, policies and restrictions:


      Fund                                                       For             Against    Abstained
      ----                                                -------------------------------------------
      Equity Growth Fund                                      1,029,548           47,206       34,361

      Equity Growth Fund                                      1,023,353           47,206       40,556
      Equity Income Fund                                      1,048,397           77,766       57,058
      Balanced Fund                                             422,702           41,330       17,923
      Income Fund                                             1,245,802           58,465       57,142
      Core Equity Fund                                        1,072,867           29,583       88,087
      Small Capitalization Fund                                 849,307           15,608       81,516
      Short-Intermediate Term U.S. Government
        Securities Fund                                       1,111,342                -       27,715
      U.S. Government Securities Fund                           131,796            3,684       12,950
      Intermediate Term Bond Fund                               711,084                -       42,208
      Money Market Fund                                      70,248,567        6,701,186      924,438



To approve or disapprove fundamental investment objectives, policies and restrictions:

Investment Restriction 2a:


      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,023,353           47,206
      Equity Income Fund                                           1,048,397           77,766
      Balanced Fund                                                  422,702           41,330
      Income Fund                                                  1,245,802           58,465
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government
        Securities Fund                                            1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2b:

                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,023,353           47,206
      Equity Income Fund                                           1,048,397           77,766
      Balanced Fund                                                  422,702           41,330
      Income Fund                                                  1,245,802           58,465
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government
        Securities Fund                                            1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2c:


                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                             992,120           78,439
      Equity Income Fund                                           1,016,360          109,803
      Balanced Fund                                                  400,644           63,388
      Income Fund                                                  1,236,354           67,913
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government


        Securities Fund                                            1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           66,624,420       10,325,333

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2d:


                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,002,698           67,861
      Equity Income Fund                                           1,029,426           96,737
      Balanced Fund                                                  400,644           63,388
      Income Fund                                                  1,236,354           67,913
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government Securities
        Fund                                                       1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           68,696,358        8,253,395

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2e:

                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,002,698           67,861
      Equity Income Fund                                           1,029,426           96,737
      Balanced Fund                                                  400,644           63,388
      Income Fund                                                  1,236,354           67,913
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government Securities
        Fund                                                       1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           68,696,358        8,253,395

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2f:


                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,002,698           67,861
      Equity Income Fund                                           1,029,426           96,737
      Balanced Fund                                                  400,644           63,388
      Income Fund                                                  1,236,354           67,913
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government Securities
        Fund                                                       1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           70,096,358        6,853,395

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2g:

                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,002,698           67,861
      Equity Income Fund                                           1,029,426           96,737
      Balanced Fund                                                  400,644           63,388
      Income Fund                                                  1,236,354           67,913
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government Securities
        Fund                                                       1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684
      Intermediate Term Bond Fund                                    711,084                -
      Money Market Fund                                           68,696,358        8,253,395


To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2h:


                                                          ------------------------------------
      Fund                                                            For             Against
      ----                                                ------------------------------------
      Equity Growth Fund                                           1,023,353           47,206
      Equity Income Fund                                           1,048,397           77,766
      Balanced Fund                                                  422,702           41,330
      Income Fund                                                  1,245,802           58,465
      Core Equity Fund                                             1,072,867           29,583
      Small Capitalization Fund                                      849,307           15,608
      Short-Intermediate Term U.S. Government Securities
        Fund                                                       1,111,342                -
      U.S. Government Securities Fund                                131,796            3,684

      Intermediate Term Bond Fund              711,084                -
      Money Market Fund                     70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2i:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,002,698           67,861
      Equity Income Fund                   1,029,426           96,737
      Balanced Fund                          400,644           63,388
      Income Fund                          1,236,354           67,913
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   66,633,292       10,316,461

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2j:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,023,353           47,206
      Equity Income Fund                   1,048,397           77,766
      Balanced Fund                          422,702           41,330
      Income Fund                          1,245,802           58,465
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   70,248,567        6,701,186




To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2k:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,002,698           67,861
      Equity Income Fund                   1,029,426           96,737
      Balanced Fund                          400,644           63,388
      Income Fund                          1,236,354           67,913
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   68,696,358        8,253,395

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2l:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,023,353           47,206
      Equity Income Fund                   1,048,397           77,766
      Balanced Fund                          422,702           41,330
      Income Fund                          1,245,802           58,465
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2m:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,023,353           47,206
      Equity Income Fund                   1,048,397           77,766
      Balanced Fund                          422,702           41,330
      Income Fund                          1,245,802           58,465
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2n:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,023,353           47,206
      Equity Income Fund                   1,048,397           77,766
      Balanced Fund                          422,702           41,330
      Income Fund                          1,245,802           58,465
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   70,248,567        6,701,186

To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2o:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,002,698           67,861
      Equity Income Fund                   1,029,426           96,737
      Balanced Fund                          400,644           63,388
      Income Fund                          1,236,354           67,913
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   68,696,358        8,253,395




To approve or disapprove fundamental investment objectives, policies and restrictions: Investment Restriction 2p:

                                        -----------------------------
      Fund                                 For              Against
      ----                              -----------------------------

      Equity Growth Fund                   1,002,698           67,861
      Equity Income Fund                   1,029,426           96,737

      Balanced Fund                          400,644           63,388
      Income Fund                          1,236,354           67,913
      Core Equity Fund                     1,072,867           29,583
      Small Capitalization Fund              849,307           15,608
      Short-Intermediate Term U.S.
       Government Securities Fund          1,111,342                -
      U.S. Government Securities Fund        131,796            3,684
      Intermediate Term Bond Fund            711,084                -
      Money Market Fund                   66,633,292       10,316,461

To approve or disapprove authorizing the Fund to approve a new advisory agreement between Mutual Fund Investment Trust and The Chase Manhattan Bank:

                                    -------------------------------------
      Fund                              For        Against      Abstained
      ----                          -------------------------------------

      Equity Growth Fund                1,039,706     30,325       41,083
      Equity Income Fund                1,124,695     22,441       36,085
      Balanced Fund                       425,339     41,793       14,824
      Income Fund                       1,271,054     44,494       45,862
      Core Equity Fund                  1,142,522      1,874       46,142
      Small Capitalization Fund           900,348        912       45,171
      Short-Intermediate Term U.S.
       Government Securities Fund       1,111,735          -       27,323
      U.S. Government Securities Fund     146,406          -        2,025
      Intermediate Term Bond Fund         737,963          -       15,330
      Money Market Fund                73,913,448  2,821,496    1,139,247

To approve or disapprove authorizing the Fund to approve a subadvisory agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association:

                                    -------------------------------------
      Fund                              For        Against      Abstained
      ----                          -------------------------------------

      Equity Growth Fund                1,041,373     28,658       41,083
      Equity Income Fund                1,085,926     65,034       32,259
      Balanced Fund                       425,801     41,330       14,824
      Income Fund                       1,271,054     44,494       45,862
      Core Equity Fund                  1,142,522      1,874       46,142
      Small Capitalization Fund           901,261          -       45,171
      Short-Intermediate Term U.S.
       Government Securities Fund       1,111,735          -       27,323
      U.S. Government Securities Fund     146,406          -        2,025
      Intermediate Term Bond Fund         741,035          -       12,258
      Money Market Fund                73,909,906  2,825,229    1,139,056

To approve or disapprove authorizing AVESTA Trust to elect Sarah E. Jones as a Trustee of

Mutual Fund Investment Trust:

                                    -------------------------------------
      Fund                              For        Against      Abstained
      ----                          -------------------------------------

      Equity Growth Fund                1,048,183      2,710       60,221
      Equity Income Fund                1,094,917      3,541       84,762
      Balanced Fund                       437,347     12,106       32,503
      Income Fund                       1,250,125     17,383       93,902
      Core Equity Fund                  1,141,371      1,874       47,293
      Small Capitalization Fund           895,264        979       50,188
      Short-Intermediate Term U.S.
       Government Securities Fund       1,097,987          -       41,071
      U.S. Government Securities Fund     131,796      3,684       12,950
      Intermediate Term Bond Fund         734,294          -       18,998
      Money Market Fund                73,846,212          -    4,027,978

To approve or disapprove authorizing AVESTA Trust to elect Fergus Reid III as a Trustee of Mutual Fund Investment Trust:

                                    -------------------------------------
      Fund                              For        Against      Abstained
      ----                          -------------------------------------

      Equity Growth Fund                1,048,183      2,710       60,221
      Equity Income Fund                1,094,917      3,541       84,762
      Balanced Fund                       437,347     12,106       32,503
      Income Fund                       1,250,125     17,383       93,902
      Core Equity Fund                  1,141,371      1,874       47,293
      Small Capitalization Fund           895,264        979       50,188
      Short-Intermediate Term U.S.
       Government Securities Fund       1,097,987          -       41,071
      U.S. Government Securities Fund     131,796      3,684       12,950
      Intermediate Term Bond Fund         734,292          -       18,998
      Money Market Fund                73,846,212          -    4,027,978